                                                      '33 Act File No. 333-11797
                                                      '40 Act File No. 811-07805


     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 4                   [X]
                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 4                          [X]
                        (Check appropriate box or boxes)

                              NATIONWIDE ASSET ALLOCATION TRUST
                       THE AGGRESSIVE PORTFOLIO
                       THE MODERATELY AGGRESSIVE PORTFOLIO
                       THE MODERATE PORTFOLIO
                       THE MODERATELY CONSERVATIVE PORTFOLIO
                       THE CONSERVATIVE PORTFOLIO


               (Exact Name of Registrant as Specified in Charter)

                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                (Address of Principal Executive Office)(Zip Code)

       Registrant's Telephone Number, including Area Code: (614) 249-7111

                                                           Send Copies of Communications to:
                                                               MS. JENNIFER ROGERS, ESQ.
      MS. ELIZABETH A. DAVIN                              STRADLEY RONAN STEVENS & YOUNG LLP
       ONE NATIONWIDE PLAZA                                      2600 COMMERCE SQUARE
       COLUMBUS, OHIO 43215                                PHILADELPHIA, PENNSYLVANIA 19103
(NAME AND ADDRESS OF AGENT FOR SERVICE)



[X] It is proposed that this filing will become effective immediately after filing pursuant to paragraph (b) of Rule 485.

                        NATIONWIDE ASSET ALLOCATION TRUST

                         THE AGGRESSIVE PORTFOLIO
                         THE MODERATELY AGGRESSIVE PORTFOLIO
                         THE MODERATE PORTFOLIO
                         THE MODERATELY CONSERVATIVE PORTFOLIO
                         THE CONSERVATIVE PORTFOLIO

CROSS REFERENCE SHEET

N-1A Item No.                                                           Location
-------------                                                           --------
                                            PART A
Item 1.            Cover Page                                           Cover Page
Item 2.            Risk/Return Summary: Investments, Risks, and         Investment Objective; Principal
                   Performance                                          Strategies; Principal Risks;
                                                                        Performance
Item 3.            Risk/Return Summary: Fee Table                       *
Item 4.            Investment Objectives, Principal Investment          Objective; Principal
                   Strategies, and Related Risks                        Strategies; Principal Risks;
                                                                        Performance; Principal
                                                                        Investment Techniques
Item 5.            Management's Discussion of Fund Performance          *
Item 6.            Management, Organization, and Capital Structure      Management
Item 7.            Shareholder Information                              Buying and Selling  Fund
                                                                        Shares; Distributions and Taxes
Item 8.            Distribution Arrangements                            *
Item 9.            Financial Highlights Information                     Financial Highlights

                                            PART B

Item 10.          Cover Page and Table of Contents                      Cover Page; Table of Contents
Item 11.          Fund History                                          General Information and History
Item 12.          Description of the Fund and its Investment Risks      Investment Objectives and
                                                                        Policies
Item 13.          Management of the Fund                                Trustees and Officers of the
                                                                        Trust; Investment Advisory and
                                                                        Other Services
Item 14.          Control Persons and Principal Holders of Securities   Major Shareholders
Item 15.          Investment Advisory and Other Services                Investment Advisory and Other
                                                                        Services
Item 16.          Brokerage Allocation and Other Practices              Brokerage Allocation
Item 17.          Capital Stock and Other Securities                    Additional Information
Item 18.          Purchase, Redemption and Pricing of Shares            Purchase, Redemption and
                                                                        Pricing of Shares
Item 19.          Taxation of the Fund                                  Tax Status; Other Tax
                                                                        Consequences; Tax Consequences
                                                                        to Shareholders
Item 20.          Underwriters                                          *
Item 21.          Calculation of Performance Data                       Calculating Yield and Total
                                                                        Return
Item 22.          Financial Statements                                  Financial Statements



* Not applicable or negative answer

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                Explanatory Note

This filing includes the Prospectuses encompassing all series of the Nationwide Asset Allocation Trust and the Statement of Additional Information encompassing all series of Nationwide Asset Allocation Trust (the "Trust").

Nationwide(R) Asset Allocation Trust

Life Design Series

- The Aggressive Portfolio

- The Moderately Aggressive Portfolio

- The Moderate Portfolio

- The Moderately Conservative Portfolio

- The Conservative Portfolio


May 1, 2001



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Portfolios' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

         TABLE OF CONTENTS

PORTFOLIO SUMMARIES
LIFE DESIGN SERIES.............................................................2

THE AGGRESSIVE PORTFOLIO.......................................................2

THE MODERATELY AGGRESSIVE PORTFOLIO............................................2

THE MODERATE PORTFOLIO.........................................................3

THE MODERATELY CONSERVATIVE PORTFOLIO..........................................3

THE CONSERVATIVE PORTFOLIO.....................................................3

MORE ABOUT THE PORTFOLIOS......................................................8
Purpose of the Life Design Series
Principal Investment Techniques
Underlying Funds
The Nationwide Contract
Other Investment Techniques
Temporary Defensive Positions

MANAGEMENT....................................................................10
Management's Discussion of Portfolio Performance
Investment Adviser

BUYING AND SELLING PORTFOLIO SHARES...........................................14
Who Can Buy Shares of the Portfolios
Purchase Price
Selling Shares
Restrictions on Sales
Dividends and Distributions
Tax Status

FINANCIAL HIGHLIGHTS..........................................................15

ADDITIONAL INFORMATION................................................BACK COVER


NOTICE OF TRUST LIQUIDATION



The Board of Trustees of Nationwide Asset Allocation Trust has voted to liquidate the Trust and its series (the Portfolios) once Nationwide Life Insurance Company substitutes each Portfolio out of its variable insurance products. It is anticipated that each Portfolio and the Trust will be liquidated in the third quarter of 2001.

         PORTFOLIO SUMMARIES

This prospectus provides information about The Aggressive Portfolio, The Moderately Aggressive Portfolio, The Moderate Portfolio, The Moderately Conservative Portfolio and The Conservative Portfolio, each part of the Life Design Series offered by Nationwide Asset Allocation Trust (together, the "Portfolios"). More detailed information about the risks and investment techniques of each Portfolio can be found in "More About the Portfolios" beginning on page eight.



The Portfolio Summaries contain a discussion of the general risks of investing in each Portfolio. As with any fund, there can be no guarantee that any of a Portfolio's Underlying Funds will meet its objective or that an Underlying Fund's performance or a Portfolio's overall performance will be positive for any period of time.


LIFE DESIGN SERIES

- The Aggressive Portfolio

- The Moderately Aggressive Portfolio

- The Moderate Portfolio

- The Moderately Conservative Portfolio
- The Conservative Portfolio

INVESTMENT OBJECTIVE

The investment objective of each Portfolio is to maximize total investment return (i.e., capital growth and income) subject to the investment restrictions and asset allocation policies described in this Prospectus. This investment objective is fundamental and cannot be changed without shareholder approval.

PRINCIPAL STRATEGIES


Each Portfolio in the Life Design Series is a "fund of funds," which means that each Portfolio invests primarily in other mutual funds (Underlying Funds). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Underlying Funds include mutual funds that are part of the Nationwide group of funds (the Nationwide Funds). The Nationwide Funds are generally advised by Villanova Mutual Fund Capital Trust (VMF), an affiliate of Villanova SA Capital Trust
(VSA), the investment adviser for the Portfolios. Underlying Funds also include mutual funds that are advised by other investment advisers (Unaffiliated Funds). Each Portfolio, except the Aggressive Portfolio, will also invest in a fixed interest contract issued by Nationwide Life Insurance Company (the Nationwide Contract).



Each Portfolio allocates its assets among different Underlying Funds and -- except for the Aggressive Portfolio -- the Nationwide Contract. Periodically, each Portfolio will adjust its asset allocation within predetermined ranges to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there will not be large, sudden changes in a Portfolio's asset allocation.

The Aggressive Portfolio

The Aggressive Portfolio seeks to maximize total investment return through growth of capital. It will invest in Underlying Funds that invest primarily in equity securities (Equity Funds). The Aggressive Portfolio is generally appropriate for investors who are seeking higher returns over an investment time horizon of at least 15 years and who have a higher tolerance for market fluctuations. The Aggressive Portfolio expects to allocate its assets among the Underlying Funds as follows:

                                            PERCENTAGE
            UNDERLYING FUNDS                ALLOCATION
            ----------------                ----------
Equity Funds:
  Aggressive Growth Funds(1)                    40%
  Growth Funds(1)                               40%
  Growth and Income Funds(2)                    20%
                                               ---
     TOTAL ALLOCATION                          100%
                                               ===

(1) Can range from 30% to 50%.

(2) Can range from 10% to 30%.

The Moderately Aggressive Portfolio


The Moderately Aggressive Portfolio also seeks to maximize total investment return through growth of capital. It will invest primarily in Equity Funds, but will attempt to reduce its volatility by also investing in Nationwide Funds that invest primarily in fixed income securities (Bond Funds) and the Nationwide Contract. The Moderately Aggressive Portfolio is generally appropriate for moderate investors who are seeking high returns over an investment time horizon of at least 15 years or for aggressive investors with an investment time horizon of 10 to 15 years. The Moderately Aggressive Portfolio expects to allocate its assets among the Underlying Funds as follows:


                                            PERCENTAGE
            UNDERLYING FUNDS                ALLOCATION
            ----------------                ----------
Equity Funds:
  Aggressive Growth Funds(1)                    30%
  Growth Funds(1)                               30%
  Growth and Income Funds(2)                    20%
Bond Funds(3 )                                  10%
Nationwide Contract(3)                          10%
                                               ---
     TOTAL ALLOCATION                          100%
                                               ===

(1) Can range from 20% to 40%.

(2) Can range from 10% to 30%.

(3) Can range from 0% to 20%.

The Moderate Portfolio

The Moderate Portfolio seeks to maximize total investment return through growth of capital and income. It will invest primarily in Equity Funds, but will also invest a significant percentage of its assets in Bond Funds and the Nationwide Contract. The Moderate Portfolio is generally appropriate for moderate investors who are seeking moderate returns over an investment time horizon of between 10 and 15 years. The Moderate Portfolio is also appropriate for more conservative investors who have an investment time horizon of at least 15 years and for more aggressive investors whose investment time horizon is between 5 to 10 years. The Moderate Portfolio expects to allocate its assets among the Underlying Funds as follows:

                                            PERCENTAGE
            UNDERLYING FUNDS                ALLOCATION
            ----------------                ----------
Equity Funds:
  Aggressive Growth Funds(1)                    20%
  Growth Funds(1)                               20%
  Growth and Income Funds(2)                    30%
Bond Funds(1)                                   20%
Nationwide Contract(3)                          10%
                                               ---
     TOTAL ALLOCATION                          100%
                                               ===

(1) Can range from 10% to 30%.

(2) Can range from 20% to 40%.

(3) Can range from 0% to 20%.

The Moderately Conservative Portfolio

The Moderately Conservative Portfolio seeks to maximize total investment return through income and, secondarily, through long term growth of capital. It will invest generally one-half of its assets in Equity Funds and one-half of its assets in Bond Funds and the Nationwide Contract. The Moderately Conservative Portfolio is generally appropriate for moderate investors who are seeking generally lower fluctuations in principal combined with some of the upside potential of equity investments over an investment time horizon of between 5 and 10 years. The Moderately Conservative Portfolio is also appropriate for more conservative investors who have an investment time horizon of between 10 and 15 years and for more aggressive investors whose investment time horizon is less than 5 years. The Moderately Conservative Portfolio expects to allocate its assets among the Underlying Funds as follows:

                                            PERCENTAGE
            UNDERLYING FUNDS                ALLOCATION
            ----------------                ----------
Equity Funds:
  Aggressive Growth Funds(1)                    10%
  Growth Funds(1)                               10%
  Growth and Income Funds(2)                    30%
Bond Funds(2)                                   30%
Nationwide Contract(3)                          20%
                                               ---
     TOTAL ALLOCATION                          100%
                                               ===

(1) Can range from 0% to 20%.

(2) Can range from 20% to 40%.

(3) Can range from 10% to 25%.

The Conservative Portfolio

The Conservative Portfolio also seeks to maximize total investment return through income and, secondarily, through long term growth of capital. It will invest primarily in a combination of Bond Funds and the Nationwide Contract, with a smaller investment in Equity Funds. The Conservative Portfolio is generally appropriate for investors who are seeking low fluctuations in principal over an investment time horizon of less than 5 years. The Conservative Portfolio is also appropriate for more conservative investors who have an investment time horizon of between 5 and 10 years. The Conservative Portfolio expects to allocate its assets among the Underlying Funds as follows:

                                            PERCENTAGE
            UNDERLYING FUNDS                ALLOCATION
            ----------------                ----------
Equity Funds:
  Growth Funds(1)                               10%
  Growth and Income Funds(2)                    20%
Bond Funds(3)                                   45%
Nationwide Contract(4)                          25%
                                               ---
     TOTAL ALLOCATION                          100%
                                               ===

(1) Can range from 0% to 20%.

(2) Can range from 10% to 30%.

(3) Can range from 35% to 55%.

(4) Can range from 15% to 25%.

         Portfolio Summaries

PRINCIPAL RISKS


Because the value of your investment in a Portfolio will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of a Portfolio's investments decreases.


PORTFOLIO RISK

Manager risk. The assets of each Portfolio are invested primarily in Underlying Funds, which means that the investment performance of each Portfolio is directly related to the investment performance of the Underlying Funds held by the Portfolio. The ability of a Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Funds and the ability of the Underlying Funds to meet their own investment objectives. It is possible that an Underlying Fund's portfolio manager will fail to execute the Underlying Fund's investment strategies effectively. As a result, an Underlying Fund may not meet its investment objective, which would affect a Portfolio's investment performance. VSA and the Portfolios have little or no control over the investment activities or management of the Unaffiliated Funds, i.e., mutual funds that are not advised by VMF or VSA. There can be no assurance that the investment objective of any Portfolio or any Underlying Fund will be achieved.

Asset allocation risk. Like any investment program, an investment in a Portfolio entails certain risks. The Portfolios, however, are designed to help spread risk and reduce swings in performance through a comprehensive allocation program of investing in several Underlying Funds and the Nationwide Contract. Because the Underlying Funds may invest in different combinations of equities, debt securities and money market instruments, the Portfolios are subject to different levels of risk, including stock market risk, bond market risk (primarily interest rate risk and credit risk), and the risk of inflation.

UNDERLYING FUNDS RISKS


Stock market risk. Stock market risk is the risk that a Portfolio could lose value if the individual stocks in which the Underlying Funds have invested or the overall stock markets in which these stocks trade go down. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization within a particular industry. Stock markets as a whole are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.


Interest rate risk. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by an Underlying Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes.


Credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes which may lead to a greater fluctuation in the securities an Underlying Fund owns.



For additional information about the Portfolio's investments, see "More About the Portfolios" beginning on page 8.


PERFORMANCE


The following bar charts and tables show two aspects of the Portfolios: volatility and performance. The bar charts show the volatility or variability of each Portfolio's annual total returns over time and show that Portfolio performance can change from year to year. The annual returns shown in the bar charts do not include charges that may be imposed by variable annuity contracts or variable life insurance policies. The tables show each Portfolio's average annual total returns for certain time periods compared to the returns of the broad-based securities indices generally representing the asset categories in each Portfolio's asset allocation. The bar charts and tables provide some indication of the risks of investing in the Portfolios. Remember, however, that past performance does not guarantee similar results in the future.

ANNUAL TOTAL RETURN: THE AGGRESSIVE PORTFOLIO

                                   [GRAPH]

1999                                                          24.19%
2000                                                          -6.04%


Best Quarter:  21.05%, 4th Qtr. of 1999


Worst Quarter: -9.39%, 4th Qtr. of 2000



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:



                                                    SINCE
                                        1 YEAR   INCEPTION(1)
                                        ------   ------------
The Aggressive Portfolio                -6.04%        11.42%
S&P 500 Index(2,4)                      -9.10%        12.20%
Russell 2000(R) Index(3,4)              -3.02%         5.36%


---------------


(1) The Portfolio commenced operations on January 20, 1998.



(2) The Standard & Poor's 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies which gives a broad look at how the stock prices of large U.S. companies have performed.



(3) The Russell 2000 Index is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.



(4) Unlike mutual fund returns, these returns do not include the effect of any expenses. If expenses were deducted, the actual returns of this Index would be lower.


ANNUAL TOTAL RETURN: THE MODERATELY AGGRESSIVE PORTFOLIO

                                   [GRAPH]

1999                                                          19.34%
2000                                                          -3.08%


Best Quarter:  16.37%, 4th Qtr. of 1999


Worst Quarter: -6.80%, 4th Qtr. of 2000



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:



                                                    SINCE
                                        1 YEAR   INCEPTION(1)
                                        ------   ------------
The Moderately Aggressive Portfolio     -3.08%        10.69%
S&P 500 Index(2,6)                      -9.10%        12.20%
Russell 2000(R) Index(3,6)              -3.02%         5.36%
Merrill Lynch Broad
Corporate / Government Master
Index(4,6)                              11.95%         5.95%
3 Year U.S. Treasury Index(5,6)          6.22%         5.62%


---------------


(1) The Portfolio commenced operations on January 20, 1998.



(2) The Standard & Poor's 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies which gives a broad look at how the stock prices of large U.S. companies have performed.



(3) The Russell 2000 Index is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.



(4)The Merrill Lynch Broad Corporate / Government Master Index is an unmanaged index which gives a broad look at how the prices of corporate and U.S. government bonds have performed.



(5)The 3 Year U.S. Treasury Index is an unmanaged index which includes the yields of U.S. Treasury securities adjusted to a constant maturity of 3 years.



(6) Unlike mutual fund returns, these returns do not include the effect of any expenses. If expenses were deducted, the actual returns of this Index would be lower.

         Portfolio Summaries

ANNUAL TOTAL RETURN: THE MODERATE PORTFOLIO

                                   [GRAPH]

1999                                                          14.89%
2000                                                          -1.94%


Best Quarter:  12.69%, 4th Qtr. of 1999


Worst Quarter: -5.37%, 4th Qtr. of 2000



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:



                                                    SINCE
                                        1 YEAR   INCEPTION(1)
                                        ------   ------------
The Moderate Portfolio                  -1.94%       9.75%
S&P 500 Index(2,6)                      -9.10%      12.20%
Russell 2000(R) Index(3,6)              -3.02%       5.36%
Merrill Lynch Broad
Corporate / Government Master
Index(4,6)                              11.95%       5.95%
3 Year U.S. Treasury Index(5,6)          6.22%       5.62%


---------------


(1) The Portfolio commenced operations on January 20, 1998.



(2) The Standard & Poor's 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies which gives a broad look at how the stock prices of large U.S. companies have performed.



(3) The Russell 2000 Index is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.



(4) The Merrill Lynch Broad Corporate / Government Master Index is an unmanaged index which gives a broad look at how the prices of corporate and U.S. government bonds have performed.



(5) The 3 Year U.S. Treasury Index is an unmanaged index which includes the yields of U.S. Treasury securities adjusted to a constant maturity of 3 years.



(6) Unlike mutual fund returns, these returns do not include the effect of any expenses. If expenses were deducted, the actual returns of this Index would be lower.


ANNUAL TOTAL RETURN: THE MODERATELY CONSERVATIVE PORTFOLIO

                                   [GRAPH]

1999                                                          9.8%
2000                                                          0.2%


Best Quarter:   7.97%, 4th Qtr. of 1999


Worst Quarter: -3.20%, 4th Qtr. of 2000



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:



                                                    SINCE
                                        1 YEAR   INCEPTION(1)
                                        ------   ------------
The Moderately Conservative Portfolio    0.20%       8.30%
S&P 500 Index(2,6)                      -9.10%      12.20%
Russell 2000(R) Index(3,6)              -3.02%       5.36%
Merrill Lynch Broad
Corporate / Government Master
Index(4,6)                              11.95%       5.95%
3 Year U.S. Treasury Index(5,6)          6.22%       5.62%


---------------


(1) The Portfolio commenced operations on January 20, 1998.



(2) The Standard & Poor's 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies which gives a broad look at how the stock prices of large U.S. companies have performed.



(3)The Russell 2000 Index is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.



(4) The Merrill Lynch Broad Corporate / Government Master Index is an unmanaged index which gives a broad look at how the prices of corporate and U.S. government bonds have performed.



(5) The 3 Year U.S. Treasury Index is an unmanaged index which includes the yields of U.S. Treasury securities adjusted to a constant maturity of 3 years.



(6) Unlike mutual fund returns, these returns do not include the effect of any expenses. If expenses were deducted, the actual returns of this Index would be lower.

ANNUAL TOTAL RETURN: THE CONSERVATIVE PORTFOLIO

                                   [GRAPH]

1999                                                          3.77%
2000                                                          2.63%


Best Quarter:   3.20%, 4th Qtr. of 1999


Worst Quarter: -2.18%, 3rd Qtr. of 1999



AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000:



                                                    SINCE
                                        1 YEAR   INCEPTION(1)
                                        ------   ------------
-------------------------------------------------------------
The Conservative Portfolio               2.63%       6.27%
S&P 500 Index(2,5)                      -9.10%      12.20%
Merrill Lynch Broad
Corporate / Government Master
Index(3,5)                              11.95%       5.95%
3 Year U.S. Treasury Index(4,5)          6.22%       5.62%


---------------


(1) The Portfolio commenced operations on January 20, 1998.



(2) The Standard & Poor's 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies which gives a broad look at how the stock prices of large U.S. companies have performed.



(3) The Merrill Lynch Broad Corporate / Government Master Index is an unmanaged index which gives a broad look at how the prices of corporate and U.S. government bonds have performed.



(4) The 3 Year U.S. Treasury Index is an unmanaged index which includes the yields of U.S. Treasury securities adjusted to a constant maturity of 3 years.



(5) Unlike mutual fund returns, these returns do not include the effect of any expenses. If expenses were deducted, the actual returns of this Index would be lower.



()FEES AND EXPENSES



THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIOS.





                                    Moderately                Moderately
                       Aggressive   Aggressive   Moderate    Conservative   Conservative
                       Portfolio    Portfolio    Portfolio    Portfolio      Portfolio
----------------------------------------------------------------------------------------
Shareholder Fees(1)        None         None         None         None           None
(fees paid directly
from your investment)
 ........................................................................................



Annual Portfolio Operating
  Expense (expenses that
  are deducted from Fund
         assets)
--------------------------------------------------------------------------------------------
 Management Fees               0.50%        0.50%        0.50%       0.50%           0.50%
 ............................................................................................
  Distribution and/or          None         None         None        None            None
  Service (12b-1) Fees
 ............................................................................................
  Other Expenses               None         None         None        None            None
--------------------------------------------------------------------------------------------
TOTAL ANNUAL PORTFOLIO         0.50%        0.50%        0.50%       0.50%           0.50%
OPERATING EXPENSES(2, 3)


---------------


(1)Sales charges and other expenses may be imposed by variable annuity contracts when the Portfolio's shares are purchased by a life insurance company separate account as an investment option for these contracts.



(2)The Total Annual Portfolio Operating Expenses shown do not include the expenses of the Underlying Funds. Each Portfolio will bear a proportionate share of the applicable expenses of the Underlying Funds as determined by its asset allocation mix.



(3)Villanova SA Capital Trust has agreed to be responsible for all expenses of each Portfolio (except for extraordinary expenses such as litigation or ordinary audit expenses) in exchange for its management fee.



EXAMPLE



This example shows what you could pay in expenses over time. You can also use this example to compare the cost of a Fund with other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                              1 Year   3 Years   5 Years   10 Years
-------------------------------------------------------------------
Aggressive Portfolio           $ 51    $  160    $  280     $  628
Moderately Aggressive
Portfolio                      $ 51    $  160    $  280     $  628
Moderate Portfolio             $ 51    $  160    $  280     $  628
Moderately Conservative
Portfolio                      $ 51    $  160    $  280     $  628
Conservative Portfolio         $ 51    $  160    $  280     $  628

         MORE ABOUT THE PORTFOLIOS

PURPOSE OF THE LIFE DESIGN SERIES

The Portfolios are designed:

- To help achieve an investor's retirement savings objectives through asset allocation

- To maximize long-term total returns at an acceptable level of risk

- To allow for easy asset allocation by reducing the need to monitor ongoing allocation of assets.


In selecting a Portfolio, you should consider your personal objectives, investment time horizons, risk tolerances, and financial circumstances. Through exchanges among the Portfolios, you can adjust your investment strategies when one or more of these factors change. Most investors will move into progressively more conservatively managed Portfolios as they near retirement or other investment goals.


PRINCIPAL INVESTMENT TECHNIQUES

The following investment techniques may be used to increase return, protect assets or diversify investments.

UNDERLYING FUNDS

Each Portfolio invests primarily, if not completely, in other mutual funds representing different combinations of Equity Funds and Bond Funds. The Equity Funds include:

- Aggressive growth funds, which generally seek rapid growth of capital with no current income.

- Growth funds, which generally seek long-term capital appreciation; current income, if considered, is a secondary objective.

- Growth & Income funds, which seek long-term capital appreciation in addition to current income and dividend growth.


Based on the allocation model of the Portfolio, VSA chooses Underlying Funds from both other funds that it advises and funds that are advised by other investment advisers. An Underlying Fund is chosen because VSA believes that within the model, the Fund will assist in providing a consistent return with less volatility. The Underlying Funds cover a range of investment styles and are reviewed based on a number of factors, including their performance and volatility against their benchmarks, the consistency of their investment strategies, and their portfolio holdings.


The Underlying Funds present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. Depending on the investment objectives and strategies of an Underlying Fund, additional risks may be created by a Portfolio's investment in the Underlying Fund. Some, but not all, of the investment strategies used by the Underlying Funds and the risks of the Underlying Funds are described in the Statement of Additional Information.


A portion of each Portfolio will be invested in the Nationwide Funds. VSA is subject to various conflicts of interest because each of the Portfolios is a "fund of funds" and because an affiliate of VSA is the investment adviser to the Nationwide Funds. A list of the Nationwide Funds that VSA may invest in for each Portfolio is contained in the Statement of Additional Information.



Each Portfolio will also invest in mutual funds (primarily Equity Funds) that are advised by investment advisers other than VSA or its affiliates. These mutual funds -- called Unaffiliated Funds in this Prospectus -- will be chosen to complement the Nationwide Funds and to further diversify each Portfolio. It is anticipated that Unaffiliated Funds will be selected from funds that are managed by certain identified investment advisers and families of funds, not necessarily from the complete universe of mutual funds.


Because of regulatory requirements, the Portfolios may at times be limited in regard to their ability to sell their shares of Unaffiliated Funds. In this case, these shares would be considered an "illiquid" investment. Illiquid investments will not comprise more than 15% of any Portfolio's net assets.


If you meet the purchase requirements for an Underlying Fund, you generally could invest in an Underlying Fund directly, or could choose an Underlying Fund as an investment option in a variable insurance product. Because you are investing in the Underlying Funds indirectly through the Life Design Series, you will pay a proportionate share of the expenses of the Underlying Funds (including management, administration, distribution, and custodian fees) as well as the expenses of the Portfolio.


Although the Portfolios may invest in Underlying Funds that charge a sale load, the Portfolios will not pay any such sales load. Instead, the Portfolios will take advantage of quantity discounts or waivers to avoid paying a sales load.

THE NATIONWIDE CONTRACT

Each of the Portfolios (except The Aggressive Portfolio) will invest in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide). This contract has a stable principal value and will pay each Portfolio a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because of the guaranteed nature of the contract, the Portfolios will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Portfolio's performance may be hurt by its investment in the Nationwide Contract, VSA believes that the stable nature of the Nationwide Contract should reduce a Portfolio's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

OTHER INVESTMENT TECHNIQUES

The Statement of Additional Information contains additional information about the Portfolios and the Underlying Funds, including other investment techniques. To obtain a copy of the Statement of Additional Information, see the back cover page of the Prospectus.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each Underlying Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, an Underlying Fund may not meet its investment objectives and may miss potential market upswings.

         MANAGEMENT

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE


HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK? For the year ended December 31, 2000, the Asset Allocation Trust returns were as follows:



               FUND                    12/31/99-12/31/00
               ----                    -----------------
Aggressive Portfolio                         -6.04%
Moderately Aggressive Portfolio              -3.08%
Moderate Portfolio                           -1.94%
Moderately Conservative Portfolio             0.20%
Conservative Portfolio                        2.63%



Because each Portfolio invests in a number of asset classes depending on its asset allocation model (as described in the Fund Summaries), no one market index represents the performance of a Portfolio. The following is the performance for the year ended December 31, 2000, for the broad-based market indices which represent each asset class and against which you can compare a Portfolio's performance:



Standard & Poor's 500 Index                  -9.10%
Russell 2000 Index                            3.02%
Merrill Lynch Broad Corporate/
  Government Master Index                    11.95%
3-year U.S. Treasury Index                    6.22%



WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE? Value stocks (particularly small cap value stocks) and bonds reported positive results in 2000, while large cap growth stocks were out-of-favor, with large cap tech stocks leading the decline. The slowing economy and higher energy prices hurt corporate profits and lowered earnings expectations. Those stocks with the highest growth rates and the highest price/earnings ratios fell the most. Because each Portfolio invests in Underlying Funds based on its own asset allocation, its performance is a blend of the performance of the underlying categories.



The Conservative and Moderately Conservative Portfolios reported positive results due to their higher allocations to bonds and short-term investments through the Nationwide Income Fund and the Nationwide Fixed Contract.



The Aggressive and Moderately Aggressive Funds, with their higher exposures to large cap growth stocks through the Nationwide S&P 500 Index Fund and the NSAT Capital Appreciation Fund, reflected the lower performance of large cap growth stocks for the year.



WHAT IS YOUR VIEW OF THE MARKET -- AND YOUR FUND'S POSITION -- GOING
FORWARD? Market volatility continues to be a key feature of the markets. Investors should select investments based on their risk and return tolerances. The Portfolios of the Nationwide Asset Allocation Trust provides an attractive investment vehicle for a disciplined, structured investment approach. We will continue to invest in the underlying funds that match each objective and allocation as stated in the prospectus, as well as monitor the underlying funds' performance.



COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE AGGRESSIVE PORTFOLIO, THE S&P 500 INDEX AND THE RUSSELL 2000 INDEX(1,2,3)

                                   [GRAPH]

                                                  AGGRESSIVE PORTFOLIO               S&P 500                  RUSSELL 2000
                                                  --------------------               -------                  ------------
1/20/98                                                   10000                       10000                       10000
12/31/98                                                  11785                       12848                        9924
12/31/99                                                  14635                       15393                       12006
12/31/00                                                  13751                       13992                       11644

                              AGGRESSIVE PORTFOLIO
                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 2000



  1 YEAR   LIFE(4)
  ------   -------
  -6.04%    11.42%


---------------


(1) The calculations in the linegraph assume the reinvestment of dividends and distributions.



(2)The Standard & Poor's 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies which gives a broad look at how the stock prices of large U.S. companies have performed.



(3)The Russell 2000 Index is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.



(4) The Aggressive Portfolio commenced operations January 20, 1998.


Past performance is not predictive of future performance.

COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE MODERATELY AGGRESSIVE PORTFOLIO, THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE MERRILL LYNCH BROAD CORPORATE/GOVERNMENT MASTER INDEX AND THE 3 YEAR U.S. TREASURY INDEX(1,2,3,4,5)


                                   [GRAPH]

                                   MODERATE
                             AGGRESSIVE PORTFOLIO        S&P 500          RUSSELL 2000           MERRILL          U.S. TREASURY
                             --------------------        -------          ------------           -------          -------------
1/20/98                            10000.00             10000.00            10000.00            10000.00            10000.00
12/31/98                           11661.00             12848.00             9924.00            10807.00            10468.00
12/31/99                           13916.00             15393.00            12006.00            10574.00            11042.00
12/31/00                           13486.00             13992.00            11644.00            11837.00            11728.00

                        MODERATELY AGGRESSIVE PORTFOLIO
                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 2000



  1 YEAR   LIFE(6)
  ------   -------
  -3.08%   10.69%


---------------


(1) The calculations in the graph assume the reinvestment of dividends and distributions.



(2)The Standard & Poor's 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies which gives a broad look at how the stock prices of large U.S. companies have performed.



(3)The Russell 2000 Index is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.



(4)The Merrill Lynch Broad Corporate / Government Master Index is an unmanaged index which gives a broad look at how the prices of corporate and U.S. government bonds have performed.



(5)The 3 Year U.S. Treasury Index is an unmanaged index which includes the yields of U.S. Treasury securities adjusted to a constant maturity of 3 years.



(6) The Moderately Aggressive Portfolio commenced operations January 20, 1998.


Past performance is not predictive of future performance.


COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE MODERATE PORTFOLIO, THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE MERRILL LYNCH BROAD
CORPORATE/GOVERNMENT MASTER INDEX AND THE 3 YEAR U.S. TREASURY INDEX(1,2,3,4,5)

                                   [GRAPH]

                               MODERATE PORTFOLIO        S&P 500          RUSSELL 2000           MERRILL          U.S. TREASURY
                               ------------------        -------          ------------           -------          -------------
1/20/98                             10000.00            10000.00            10000.00            10000.00            10000.00
12/31/98                            11674.00            12848.00             9924.00            10807.00            10468.00
12/31/99                            13413.00            15393.00            12006.00            10574.00            11042.00
12/31/00                            13153.00            13992.00            11644.00            11837.00            11728.00

                               MODERATE PORTFOLIO
                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 2000



  1 YEAR   LIFE(6)
  ------   -------
  -1.94%   9.75%


---------------


(1) The calculations in the graph assume the reinvestment of dividends and distributions.



(2)The Standard & Poor's 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies which gives a broad look at how the stock prices of large U.S. companies have performed.



(3)The Russell 2000 Index is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.



(4)The Merrill Lynch Broad Corporate / Government Master Index is an unmanaged index which gives a broad look at how the prices of corporate and U.S. government bonds have performed.



(5)The 3 Year U.S. Treasury Index is an unmanaged index which includes the yields of U.S. Treasury securities adjusted to a constant maturity of 3 years.



(6) The Moderate Portfolio commenced operations January 20, 1998.


Past performance is not predictive of future performance.

         Management


COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE MODERATELY CONSERVATIVE PORTFOLIO, THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE MERRILL LYNCH BROAD CORPORATE/GOVERNMENT MASTER INDEX AND THE 3 YEAR U.S. TREASURY INDEX(1,2,3,4,5)


                                   [GRAPH]

                                MODERATELY
                               CONSERVATIVE                                              MERRILL LYNCH BROAD
                                 PORTFOLIO            S&P 500          RUSSELL 2000      CORPORATE/GOVERNMENT     U.S. TREASURY
                               ------------           -------          ------------      --------------------     -------------
1/20/98                          10000.00            10000.00            10000.00               10000.00            10000.00
12/31/98                         11497.00            12848.00             9924.00               10807.00            10477.00
12/31/99                         12623.00            15393.00            12006.00               10574.00            11042.00
12/31/00                         12649.00            13992.00            11644.00               11837.00            11728.00

                       MODERATELY CONSERVATIVE PORTFOLIO
                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 2000



  1 YEAR   LIFE(6)
  ------   -------
  0.20%    8.30%


---------------


(1) The calculations in the graph assume the reinvestment of dividends and distributions.



(2)The Standard & Poor's 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies which gives a broad look at how the stock prices of large U.S. companies have performed.



(3)The Russell 2000 Index is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.



(4)The Merrill Lynch Broad Corporate / Government Master Index is an unmanaged index which gives a broad look at how the prices of corporate and U.S. government bonds have performed.



(5)The 3 Year U.S. Treasury Index is an unmanaged index which includes the yields of U.S. Treasury securities adjusted to a constant maturity of 3 years.



(6) The Moderately Conservative Portfolio commenced operations January 20, 1998.


Past performance is not predictive of future performance.


COMPARISON OF A HYPOTHETICAL $10,000 INVESTMENT IN THE CONSERVATIVE PORTFOLIO, THE S&P 500 INDEX, THE MERRILL LYNCH BROAD CORPORATE/GOVERNMENT MASTER INDEX AND THE 3 YEAR U.S. TREASURY INDEX(1,2,3,4)

                                   [GRAPH]

                                                                                      MERRILL LYNCH BROAD
                                      CONSERVATIVE PORTFOLIO         S&P 500          CORPORATE/GOVERNMENT      U.S. TREASURY
                                      ----------------------         -------          --------------------      -------------
1/20/98                                      10000.00                10000.00               10000.00               10000.00
12/31/98                                     11233.00                12848.00               10807.00               10477.00
12/31/99                                     11656.00                15393.00               10574.00               11042.00
12/31/00                                     11963.00                13992.00               11837.00               11728.00

                             CONSERVATIVE PORTFOLIO
                          AVERAGE ANNUAL TOTAL RETURN

                        PERIODS ENDED DECEMBER 31, 2000



  1 YEAR   LIFE(5)
  ------   -------
  2.63%    6.27%


---------------


(1) The calculations in the graph assume the reinvestment of dividends and distributions.



(2)The Standard & Poor's 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies which gives a broad look at how the stock prices of large U.S. companies have performed.



(3)The Merrill Lynch Broad Corporate / Government Master Index is an unmanaged index which gives a broad look at how the prices of corporate and U.S. government bonds have performed.



(4)The 3 Year U.S. Treasury Index is an unmanaged index which includes the yields of U.S. Treasury securities adjusted to a constant maturity of 3 years.



(5) The Conservative Portfolio commenced operations January 20, 1998.


Past performance is not predictive of future performance.

INVESTMENT ADVISER


Villanova SA Capital Trust (VSA), 1200 River Road Conshohocken, PA 19428, manages the investment of the assets and supervises the daily business affairs of Nationwide Asset Allocation Trust (the Trust). VSA was organized in 1999 and advises mutual funds and separate accounts for institutional clients. As of December 31, 2000, VSA and its affiliates had approximately $23.7 billion in assets under management of which approximately $374 million is managed by VSA.


VSA initially allocates each Portfolio's assets among the Underlying Funds and the Nationwide Contract. VSA monitors these allocations and the assumptions upon which they were made. VSA also monitors market conditions and other factors that could influence these allocations.


The total management fee paid by the Portfolios for the year ended December 31, 2000, expressed as a percentage of the Portfolios' average daily net assets is as follows:



                PORTFOLIO                      FEE
                ---------                     -----
The Aggressive Portfolio                      0.50%
The Moderately Aggressive Portfolio           0.50%
The Moderate Portfolio                        0.50%
The Moderately Conservative Portfolio         0.50%
The Conservative Portfolio                    0.50%


VSA has agreed to be responsible for all expenses of each Portfolio (except for extraordinary expenses such as litigation or extraordinary audit expenses) in exchange for this fee.

Each Portfolio, as a shareholder of the Underlying Funds, indirectly bears its proportionate share of any investment management fees and other expenses of the Underlying Funds. VSA believes, and the Board of Trustees has determined, that the management fees paid by the Portfolios are for services that are in addition to -- not duplicative of -- the services provided to the Underlying Funds. These services include the asset allocation and monitoring functions provided by VSA.


Each Portfolio is managed by a team of portfolio managers and research analysts which is supervised by William H. Miller, Sr. Portfolio Manager and Interim Chief Investment Officer of VSA. The team, working closely with Mr. Miller, will determine how each Portfolio's assets will be invested in the Underlying Funds pursuant to the investment objective and policies of each Fund. Prior to July 1999 when Mr. Miller joined VSA, he held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999); Vice President and Assistant Portfolio Manager Delaware Management Company (1994-1997); and Vice President and Investment Manager, Rutherford Capital Management (1985-1994).

         BUYING AND SELLING PORTFOLIO SHARES

WHO CAN BUY SHARES OF THE PORTFOLIOS


Shares of the Portfolios are currently sold to separate accounts of Nationwide Life Insurance Company ("Nationwide") to fund benefits payable variable annuity contracts. Shares are not sold to individual investors.



The separate accounts purchase shares of a Portfolio in accordance with variable account allocation instructions received from owners of the variable annuity contracts. A Portfolio then uses the proceeds to buy securities for its investment portfolio.



Since variable annuity contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, contract or policy owners should contact Nationwide company directly for details concerning these transactions.


PURCHASE PRICE

The purchase price of each share of a Portfolio is its "net asset value" (or
NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Portfolio's shares. Generally, NAV is determined by dividing the total market value of the securities owned by a Portfolio, less its liabilities, by the total number of its outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Portfolios do not determine NAV on the following days:

- New Year's Day

- Martin Luther King Jr. Day
- Presidents' Day
- Good Friday
- Memorial Day
- Independence Day
- Labor Day
- Thanksgiving Day

-Christmas Day

- other days when the New York Stock Exchange is not open


Each Portfolio reserves the right not to determine NAV when:



- the Portfolio has not received any orders to purchase, sell, or exchange shares

- changes in the value of a Portfolio's assets do not affect the NAV

Shares of the Underlying Funds are valued at their respective net asset values as reported to VSA. Other assets of the Portfolios are valued at their current market value if market quotations are readily available. If market quotations are not available, or if VSA or its agent determines that the price of a security does not represent its fair value, these assets are valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Portfolio's or an Underlying Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Portfolio's investments may change on days when shares cannot be purchased or redeemed.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions. The redemption price is the NAV next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of the Portfolio's investments at the time of sale.

RESTRICTIONS ON SALES

Shares of a Portfolio may not be redeemed or a Portfolio may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists.

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Portfolio's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Portfolio. Any net capital gains realized by a Portfolio from the sale of its securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable annuity contract or variable life insurance policy is described in the prospectus for the contract or policy. Generally, the owners of variable annuity contracts and variable life insurance policies are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts and policies will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Portfolios.

         FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Portfolios' financial performance for the period of the Portfolios' operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolios, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the annual report, which is available upon request.


                                                  AGGRESSIVE PORTFOLIO                     MODERATELY AGGRESSIVE PORTFOLIO
                                      --------------------------------------------   --------------------------------------------
                                      FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                         ENDED          ENDED           ENDED           ENDED          ENDED           ENDED
                                      DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                          2000           1999          1998 (a)          2000           1999          1998 (a)
                                      ------------   ------------   --------------   ------------   ------------   --------------
NET ASSET VALUE -- BEGINNING OF YEAR    $ 14.03        $ 11.78          $10.00         $ 13.32        $ 11.59          $10.00
                                        -------        -------          ------         -------        -------          ------
Investment activities:
  Net investment income (loss)             0.46          (0.01)           0.01            0.46           0.09            0.10
  Net realized/unrealized gain
    (loss)                                (1.24)          2.74            1.78           (0.83)          2.07            1.56
                                        -------        -------          ------         -------        -------          ------
         Total investment activities      (0.78)          2.73            1.79           (0.37)          2.16            1.66
                                        -------        -------          ------         -------        -------          ------
Distributions:
  Net investment income                   (0.30)         (0.01)          (0.01)          (0.33)         (0.09)          (0.07)
  Net realized gains                      (0.70)         (0.47)             --           (0.51)         (0.34)             --
                                        -------        -------          ------         -------        -------          ------
         Total distributions              (1.00)         (0.48)          (0.01)          (0.84)         (0.43)          (0.07)
                                        -------        -------          ------         -------        -------          ------
NET ASSET VALUE -- END OF YEAR          $ 12.25        $ 14.03          $11.78         $ 12.11        $ 13.32          $11.59
                                        =======        =======          ======         =======        =======          ======
Total return                              (6.04)%        24.19%          17.85%(b)       (3.08)%        19.34%          16.61%(b)
Ratios/supplemental data:
  Net assets, at end of period (000)    $16,807        $11,023          $6,873         $17,615        $10,184          $4,628
  Ratio of expenses to average net
    assets                                 0.50%          0.50%           0.50%(c)        0.50%          0.50%           0.50%(c)
  Ratio of net investment income to
    average net assets                     4.28%         (0.05)%          0.16%(c)        4.50%          0.93%           1.16%(c)
  Portfolio turnover rate                 49.68%         29.81%          38.42%          52.40%         25.88%          52.63%


---------------


(a)Portfolio commenced operations on January 20, 1998.



(b)Not annualized.



(c)Annualized.

         Financial Highlights


                                                   MODERATE PORTFOLIO                     MODERATELY CONSERVATIVE PORTFOLIO
                                      --------------------------------------------   --------------------------------------------
                                      FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                         ENDED          ENDED           ENDED           ENDED          ENDED           ENDED
                                      DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                          2000           1999          1998 (a)          2000           1999          1998 (a)
                                      ------------   ------------   --------------   ------------   ------------   --------------
NET ASSET VALUE -- BEGINNING OF YEAR    $ 12.87         $11.56          $10.00          $12.00         $11.33          $10.00
                                        -------         ------          ------          ------         ------          ------
Investment activities:
  Net investment income                    0.40           0.14            0.14            0.38           0.24            0.22
  Net realized/unrealized gain
    (loss)                                (0.63)          1.53            1.53           (0.35)          0.84            1.27
                                        -------         ------          ------          ------         ------          ------
         Total investment activities      (0.23)          1.67            1.67            0.03           1.08            1.49
                                        -------         ------          ------          ------         ------          ------
Distributions:
  Net investment income                   (0.32)         (0.14)          (0.11)          (0.34)         (0.24)          (0.16)
  Net realized gains                      (0.44)         (0.22)             --           (0.45)         (0.17)             --
                                        -------         ------          ------          ------         ------          ------
         Total distributions              (0.76)         (0.36)          (0.11)          (0.79)         (0.41)          (0.16)
                                        -------         ------          ------          ------         ------          ------
NET ASSET VALUE -- END OF YEAR          $ 11.88         $12.87          $11.56          $11.24         $12.00          $11.33
                                        =======         ======          ======          ======         ======          ======
Total return                              (1.94)%        14.89%          16.74%(b)        0.20%          9.80%          14.97%(b)
Ratios/supplemental data:
  Net assets, at end of period (000)    $14,037         $9,751          $4,347          $5,033         $3,783          $1,924
  Ratio of expenses to average net
    assets                                 0.50%          0.50%           0.50%(c)        0.50%          0.50%           0.50%(c)
  Ratio of net investment income to
    average net assets                     3.68%          1.43%           1.83%(c)        3.56%          2.36%           2.79%(c)
  Portfolio turnover rate                 58.26%         25.63%          55.92%          59.81%         50.16%         104.85%


---------------


(a)Portfolio commenced operations on January 20, 1998.



(b)Not annualized.



(c)Annualized.

                                                                          CONSERVATIVE PORTFOLIO
                                                                ------------------------------------------
                                                                FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                                   ENDED          ENDED          ENDED
                                                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                    2000           1999         1998 (a)
                                                                ------------   ------------   ------------
NET ASSET VALUE -- BEGINNING OF YEAR                               $10.93         $11.00         $10.00
Investment activities:
  Net investment income                                              0.39           0.33           0.30
  Net realized/unrealized gain (loss)                               (0.12)          0.07           0.92
                                                                   ------         ------         ------
          Total investment activities                                0.27           0.40           1.22
                                                                   ------         ------         ------
Distributions:
  Net investment income                                             (0.41)         (0.32)         (0.22)
  Net realized gains                                                (0.53)         (0.15)            --
                                                                   ------         ------         ------
          Total distributions                                       (0.94)         (0.47)         (0.22)
                                                                   ------         ------         ------
NET ASSET VALUE -- END OF YEAR                                     $10.26         $10.93         $11.00
                                                                   ======         ======         ======
Total return                                                         2.63%          3.77%         12.33%(b)
Ratios/supplemental data:
  Net assets, at end of period (000)                               $2,712         $3,292         $1,814
  Ratio of expenses to average net assets                            0.50%          0.50%          0.50%(c)
  Ratio of net investment income to average net assets               3.48%          3.27%          3.60%(c)
  Portfolio turnover rate                                           91.91%         84.11%        165.15%


---------------


(a)Portfolio commenced operations on January 20, 1998.



(b)Not annualized.


(c)Annualized.

INFORMATION FROM NATIONWIDE

Please read this Prospectus before investing. The following documents -- which may be obtained free of charge -- contain additional information about the
Portfolios:

- Statement of Additional Information (SAI) (incorporated by reference into this Prospectus)

- Annual Report

- Semi-Annual Report

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio 43215

FOR INFORMATION AND ASSISTANCE:


1-800-848-0920 (toll free, 8 a.m. - 5 p.m. Eastern Time)


INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

Copies of Portfolio documents may be obtained from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (for their hours of operation, call 1-202-942-8090)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102

(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

THE TRUST'S INVESTMENT COMPANY ACT FILE NO. 811-7805


DC-3088-5/01

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2001

                       NATIONWIDE ASSET ALLOCATION TRUST

                            THE AGGRESSIVE PORTFOLIO
                      THE MODERATELY AGGRESSIVE PORTFOLIO
                             THE MODERATE PORTFOLIO
                     THE MODERATELY CONSERVATIVE PORTFOLIO
                           THE CONSERVATIVE PORTFOLIO

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This Statement of Additional Information is not a prospectus but the Statement of Additional Information is incorporated by reference into the Prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus for each of The Aggressive, The Moderately Aggressive, The Moderate, The Moderately Conservative, and The Conservative Portfolios (collectively, the "Portfolios") dated May 1, 2001, and should be read in conjunction with that Prospectus. The Prospectus may be obtained from Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215, or by calling 1-800-848-0920.

Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectus.

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TABLE OF CONTENTS

General Information and History                                          2
Investment Objectives and Policies                                       2
Investment Restrictions                                                 39
Major Shareholders                                                      41
Trustees and Officers of the Trust                                      41
Calculating Total Return                                                44
Investment Advisory and Other Services                                  45
Brokerage Allocations                                                   46
Purchases, Redemptions and Pricing of Shares                            47
Additional Information                                                  48
Tax Status                                                              49
Financial Statements                                                    51


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GENERAL INFORMATION AND HISTORY

Nationwide Asset Allocation Trust (the "Trust") is an open-end investment company organized under the laws of Ohio, by a Declaration of Trust dated September 9, 1997. The Trust offers shares in five separate mutual funds (each a "Portfolio"), each with its own investment objective(s). Each Portfolio is a non-diversified investment company.

INVESTMENT OBJECTIVES AND POLICIES

UNDERLYING MUTUAL FUNDS

The Prospectus discusses the investment objectives and strategies of the Portfolios and explains the types of underlying mutual funds the ("Underlying Funds") that each Portfolio may invest in. The following is a list of the mutual funds that are part of the Nationwide group of funds (the "Nationwide funds") that the Portfolios may currently invest in although no Portfolio will invest in all the Nationwide funds at one time. This list may be updated from time to time. Villanova Mutual Fund Capital Trust ("VMF"), an affiliate of the Portfolios' investment adviser, is the investment adviser for all of the Nationwide funds. As described below, VMF has employed subadvisers to advise some of the Nationwide funds.

NATIONWIDE SMALL COMPANY FUND. The Nationwide Small Company Fund is an aggressive growth fund that seeks long-term growth of capital by investing primarily in equity securities of small capitalization companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000(R) Index.(1) Market capitalization is a common way to measure the size of a company based on the price of its common stock. The company's size is the number of outstanding shares of common stock multiplied by the price of the stock. The balance of the Fund's assets may be invested in equity securities of companies whose market capitalizations exceed that of small companies. The Fund may also invest in foreign securities.

VMF manages a portion of and has chosen The Dreyfus Corporation, Lazard Asset Management, Neuberger Berman, LLC, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company to each manage a portion of the Fund's investment portfolio. VMF selected these subadvisers because each approaches investing in small cap securities in different ways, and VMF believes that diversification among securities and styles will increase the potential for investment return and potentially reduce risk and volatility.

GARTMORE GROWTH FUND. The Gartmore Growth Fund is a growth fund that seeks long-term capital appreciation. To achieve its objective, the Fund invests in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its total assets in common stock and convertible securities.

GARTMORE TOTAL RETURN FUND. The Gartmore Total Return Fund is a growth and income fund that seeks total return through a flexible combination of current income and capital appreciation. To

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(1) The Russell 2000 Small Stock Index is a registered service mark of the Frank Russell Company, which does not sponsor and is not affiliated with the Fund or the Trust.

achieve its objective, the Fund invests primarily in the common stock and convertible securities of companies with consistent earnings performance. The Fund generally intends to be fully invested in these securities.

NATIONWIDE SEPARATE ACCOUNT TRUST TOTAL RETURN FUND. The Nationwide Separate Account Trust Total Return Fund is a growth and income fund. The investment objective of this Fund is to obtain reasonable, long-term total return on invested capital. The Fund seeks total return through a flexible combination of current income and capital appreciation. To achieve its objective, the Fund invests primarily in the common stock and convertible securities of companies with consistent earnings performance and generally intends to be fully invested in these securities. The Fund generally looks for companies whose earnings are expected to consistently grow faster than other companies in the market.

NATIONWIDE SEPARATE ACCOUNT TRUST CAPITAL APPRECIATION FUND. This is a growth fund. To achieve its objective, the Fund primarily invests in the common stock of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its total assets in common stock and convertible securities of companies and generally intends to be fully invested in these securities. The Fund looks for companies whose earnings are expected to consistently grow faster than other companies in the market.

NATIONWIDE INCOME FUND. The Nationwide Income Fund is a bond fund that seeks to provide as high a level of income as is consistent with reasonable concern for safety of principal. The Fund invests at least 65% of its assets, under normal market conditions, in investment grade corporate bonds (rated in the four highest categories by a nationally recognized statistical rating organization ("NRSRO")) and U.S. Government securities. The Fund also invests in mortgage-backed securities and repurchase agreements. VMF has chosen NCM Capital Management Group, Inc. and Smith Graham & Co. Asset Managers, L.P., each to manage a portion of the Fund. These subadvisers have been chosen because they approach investing in debt obligations in different ways, and VMF believes that diversification among securities and styles will increase the potential for investment return and reduce risk and volatility.

NATIONWIDE BOND FUND. The Nationwide Bond Fund is a bond fund that seeks to generate as high a level of income as is consistent with capital preservation. To achieve its goal, the Fund seeks attractive risk-adjusted total return, with an emphasis on current income. It invests primarily in investment grade debt securities, focusing largely on corporate bonds and U.S. Government securities.

J.P. MORGAN NSAT BALANCED FUND. The J.P. Morgan NSAT Balanced Fund is a growth and income fund whose primary investment objective is to seek high total return from a diversified portfolio of equity and fixed income securities. VMF has selected J.P. Morgan Investment Management Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund, under normal circumstances, invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income securities (including U.S. Government, corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

The fixed income securities held by the Fund will generally be investment grade securities, or unrated securities of comparable quality, although a portion of the Fund's fixed income securities will be invested in securities rated below investment grade (commonly known as junk bonds).

FEDERATED NSAT EQUITY INCOME FUND. The Federated NSAT Equity Income Fund is a growth and income fund whose investment objective is above average income and capital appreciation. VMF has selected Federated Investment Counseling as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund pursues its investment objective by investing primarily in income producing U.S. and foreign equity securities and securities that are convertible into common stock. Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the subadviser limits the Fund's exposure to each sector that comprises the S&P 500 Index.(2) In seeking to manage sector risk, the Fund's allocation to a sector will be no more than 120% and no less than 80% of the S&P 500 Index's allocation to that sector.

NATIONWIDE GLOBAL 50 FUND. The Nationwide Global 50 Fund is an aggressive growth fund that seeks to provide a high total return from a concentrated portfolio of global equity securities. VMF has selected J.P. Morgan Investment Management Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund invests in approximately fifty stocks of primarily large and mid cap companies located throughout the world. Using its global perspective, the subadviser uses its investment process to identify those stocks which in its view have an exceptional return potential. Under normal conditions, the Fund invests in stocks of at least three countries, including the United States, and in a variety of industries; the Fund is not constrained by geographic limits and will not concentrate in any one industry. The Fund may invest in both developed and emerging markets. The Fund may invest substantially in securities denominated in foreign currencies and actively seeks to enhance returns through managing currency exposure. To the extent that the Fund hedges its currency exposure to the U.S. dollar, it may reduce the effects of currency fluctuations. The fund may also hedge from one foreign currency to another, although emerging markets investments are typically unhedged.

NATIONWIDE S&P 500 INDEX FUND. This Fund, which is subadvised by Fund Asset Management, L.P., is a growth fund. Its investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard and Poor's 500 Composite Stock Price Index. The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500. The Fund will be substantially invested in securities of the S&P 500, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the S&P 500.

The Fund invests in a statistically selected sample of stocks included in the S&P 500 and in derivative instruments linked to the S&P 500. The Fund may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500.

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(2) The S&P 500 is a market-weighted index composed of approximately 500 common stocks chosen by Standard and Poor's based on a number of factors including industry group representation, market value, economic sector and operating/financial condition.

DREYFUS NSAT MID CAP INDEX FUND. The Dreyfus NSAT Mid Cap Index Fund is a growth fund that seeks capital appreciation. The Fund seeks to match the performance of the Standard & Poor's Mid Cap 400 Index(3). To pursue this goal, the Fund generally is fully invested in stocks included in this index, and in futures whose performance is tied to the index. The Fund generally invests in all 400 stocks in the S&P Mid Cap 400 in proportion to their weighting in the index. The S&P Mid Cap 400 is composed of 400 stocks of medium-size domestic and some Canadian companies with market capitalizations ranging primarily between $88 million and $8.7 billion. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The Fund may also use stock index futures as a substitute for the sale or purchase of securities. VMF has chosen the Dreyfus Corporation to manage the Fund.

NATIONWIDE SMALL CAP VALUE FUND. The Nationwide Small Cap Value Fund is an aggressive growth fund that seeks capital appreciation through a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. VMF has selected The Dreyfus Corporation as a subadviser to manage the Fund's portfolio on a day-to-day basis; in addition VMF Manages a portion of the Fund itself. The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000(R), known as small cap companies. The Russell 2000, published by the Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. Currently the market capitalizations of companies in the Russell 2000 range from approximately $178 million to $1.5 billion. The Fund may invest up to 20% of its total assets in equity securities of foreign companies. The Fund will invest in stocks of U.S. and foreign companies which the subadviser considers to be "value" companies. The subadviser generally believes that such companies have relatively low price to book ratios, low price to earnings ratios or higher than average dividend payments in relation to price.

NATIONWIDE SMALL CAP GROWTH FUND. The Nationwide Small Cap Growth Fund is an aggressive growth fund that seeks capital growth. The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies. Equity securities include preferred stocks, securities convertible into common stock and warrants for the purchase of common stock. VMF has selected Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company each to manage a portion of the Fund's investment portfolio. VMF chose these subadvisers because each approaches investing in small cap growth securities in different ways, and VMF believes that diversification among securities and styles will increase the potential for investment return and potentially reduce risk and volatility.

STRONG NSAT MID CAP GROWTH FUND. The Strong NSAT Mid Cap Growth Fund is a growth fund that seeks capital growth. VMF has selected Strong Capital Management, Inc. as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund focuses on common stocks of U.S. and

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(3) "Standard & Poor's Mid Cap 400 Index" and "S&P" are the trademarks of the McGraw-Hill Companies, Inc., which do not sponsor and are in no way affiliated with the Fund.

foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund's portfolio can include stocks of companies of any size. The subadviser's buy/sell strategy is not limited by the turnover rate of the Fund's portfolio. The subadviser may participate in frequent portfolio transactions, which will lead to higher transaction costs.

NATIONWIDE STRATEGIC VALUE FUND. The Nationwide Strategic Value Fund is a growth and income fund that primarily seeks long-term capital appreciation. VMF has selected Strong Capital Management, Inc. as subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. This determination is based on an analysis of a company's "private market value," or, the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential. The private market value is based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. To a limited extent, the Fund may also invest in foreign securities. The subadviser may sell a stock when it is believed the price no longer compares favorably with the company's private market value.

NATIONWIDE LARGE CAP VALUE FUND. This Fund, which is a growth and income fund, is subadvised by NorthPointe Capital, LLC. The Fund seeks to maximize total return, consisting of both capital appreciation and current income. It seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000 Value Index.(4) The Russell 1000 Value Index contains companies which are among the 1000 largest U.S. companies and which have greater than average value orientation.

NATIONWIDE LARGE CAP GROWTH FUND. This Fund, which is a growth fund, is subadvised by Goldman Sachs Asset Management. The Fund's investment objective is long-term capital appreciation. It seeks to achieve its investment objective by investing in equity securities of large capitalization U.S. companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. The Fund usually is fully invested with 90% of its total assets invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States (including American Depositary Receipts and Global Depositary Receipts). A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000 Growth Index. The Russell 1000 Growth Index contains companies which are among the 1000 largest U.S. companies and which have greater than average growth orientation.

PRESTIGE BALANCED FUND. This Fund, which is a growth and income fund, is subadvised by J.P. Morgan Investment Management Inc. The Fund's investment objective is to provide a high total

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(4) The Russell 1000 Value Index, Russell 1000 Growth Index are registered service marks of The Frank Russell Company which does not sponsor and is in no way affiliated with the Large Cap Value Fund or Large Cap Growth Fund return form a diversified portfolio of equity and fixed income securities. It seeks to provide a total return that approaches the total return of the universe of equity securities of large and medium sized companies and that exceeds the return of typical of a portfolio of fixed income securities.

PRESTIGE INTERNATIONAL FUND. This Fund, which is an aggressive growth fund, is subadvised by Lazard Asset Management. The Fund's investment objective is capital appreciation. It seeks to achieve its investment objective by investing in equity securities of non-U.S. companies that, in the opinion of its subadviser, are inexpensively priced relative to the return on total capital or equity. The subadviser currently intends to invest the Fund's assets in companies based in Continental Europe, the United Kingdom, the Pacific Basin and in such other areas that the subadviser may determine. Under normal market conditions, the Fund will invest at least 80% of its total assets in the equity securities of companies within at least three different companies (not including the U.S.).

PRESTIGE SMALL CAP FUND. This Fund, which is an aggressive growth fund, is subadvised by INVESCO Management & Research, Inc. The Fund's investment objective is long-term capital appreciation. It seeks to achieve its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, not less than 65% of the Fund's total assets will be invested in equity securities of companies whose equity market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000 Small Stock Index. The Russell 2000 Small Stock Index contains approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.


INVESTMENT POLICIES AND STRATEGIES OF THE UNDERLYING FUNDS

The following discusses the types of securities and other instruments in which the Underlying Funds may invest (and certain short-term investments in which the Portfolios may invest directly), the investment policies and strategies that the Underlying Funds may utilize and certain risks associated with these investments, policies and strategies. In addition, the Underlying Funds may invest in other investments and use other policies and strategies not described here.

SMALL COMPANY AND EMERGING GROWTH STOCKS - Investing in securities of small-sized and emerging growth companies may involve greater risks than investing in larger, more established issuers since these securities may have limited marketability and thus may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for an Underlying Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized companies than for larger, more established ones.

SPECIAL SITUATION COMPANIES. Some of the Underlying Funds may invest in the securities of "special situation companies," which include companies involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in an underlying Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seeks long-term growth of capital by investing in better known, larger companies. If the investment adviser of an Underlying Fund analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Underlying Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Underlying Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN SECURITIES. Investors in the Portfolios should recognize that an investment by the Underlying Funds in foreign securities involves certain special considerations which are not typically associated with investing in securities in the United States. Because investments in foreign companies will frequently involve currencies of foreign countries, and because the Underlying Funds may hold securities and funds in foreign currencies, the Portfolios may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and at times the volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although the Underlying Funds endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities such as those purchased by the Underlying Funds may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

From time to time the Underlying Funds may invest in companies that are in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country that is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Underlying Funds. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect an Underlying Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, an Underlying Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, an Underlying Fund's inability to dispose fully and promptly of positions in declining markets will cause an Underlying Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of an Underlying Fund's investments in those countries and the availability to the Underlying Fund of additional investments in those countries.

Economies of developing countries may differ favorably or unfavorably from the United States economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

DEPOSITARY RECEIPTS. Some of the Underlying Funds may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

      Each Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

      A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

PREFERRED STOCK. A number of the Underlying Funds may invest in preferred stocks. Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the company's board of directors, but do not participate in other amounts available for distribution by the company issuing the preferred stock. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree or protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity.

To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by an Underlying Fund is called for redemption, the Underlying Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

Certain Underlying Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

An Underlying Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two or three years; and, upon maturity, they will necessarily convert into either cash or a specified number of shares of common stock.

Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a differing issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest consistent with its goals and policies.

An investment in an enhanced convertible security or any other security may involve additional risks to the fund. An Underlying Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and an Underlying Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. An Underlying Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

Certain Underlying Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities. Federal income tax law requires the holder of a zero coupon convertible security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability of federal income taxes, an Underlying Fund will be required to distribute income accrued from zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

REAL ESTATE SECURITIES. Although the Underlying Funds will not invest in real estate directly, an Underlying Fund may invest in equity securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, an Underlying Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code, as amended (the "Code").

EURODOLLAR AND YANKEE OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers. However Eurodollar and Yankee bank obligations held in an Underlying Fund will undergo the same credit analyses as domestic issues in which an Underlying Fund invests, and will have at least the same financial strength as the domestic issuers approved for an Underlying Fund.

DEBT OBLIGATIONS. In addition to equity securities, the Underlying Funds may be permitted to invest in debt obligations. These include money market instruments, U.S. Government or Agency securities, and corporate bonds and debentures which generally have received one of the four highest ratings from a NRSRO, or if not rated by any NRSRO, are deemed comparable by a fund's investment adviser to such rated securities ("Comparable Unrated Securities"). The ratings of an NRSRO represent the opinions of these agencies as to the quality of securities that they rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. The ratings assigned by the NRSROs are described in Appendix A to this Statement of Additional Information.

Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

RATINGS AS INVESTMENT CRITERIA. High-quality and investment grade debt obligations are characterized as such based on their ratings by NRSROs. In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by Underlying Funds as initial criteria for the selection of portfolio securities, but the Underlying Funds will also rely upon the independent advice of their respective advisers to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

Subsequent to its purchase by a Fund or Underlying Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by an Underlying Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but the Underlying Fund's investment adviser will consider such events in its determination of whether the Underlying Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, an Underlying Fund will attempt to use comparable rations as standards for its investments in accordance with its investment objective and policies.

U.S. GOVERNMENT SECURITIES. The Underlying Funds may be permitted to purchase U.S. government securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include, but are not limited to, obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal National Mortgage Association ("FNMA"), whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
- the Federal Home Loan Mortgage Corporation ("Freddie Mac"), and the Student Loan Marketing Association, whose securities are supported only by the credit of such agencies.

Although the U.S. government or its agencies provide financial support to such entities, no assurance can be given that they will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

MONEY MARKET INSTRUMENTS. The Portfolios and Underlying Funds may invest in certain types of money market instruments, including the following types of instruments:

- obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation with remaining maturities of 397 days or less;

- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

-    repurchase agreements;

-    bank obligations;

- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

- high quality short-term (maturity in 397 days or less) corporate obligations; These obligations will be rated within the top 2 rating categories by an NRSRO or if not rated, of comparable quality;

- bank loan participation agreements representing corporations and banks having a high quality short-term rating, at the date of investment, and under which the Portfolio or Underlying Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

- extendable commercial notes which are obligations underwritten by Goldman Sachs, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 390 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes are considered illiquid.

Some of the Underlying Funds may invest in the securities of foreign corporate issuers and in the securities of foreign branches of U.S. banks, such as negotiable certificates of deposit (Eurodollars) in U.S. dollar denominations. Because of this, investment in such a Portfolio or Underlying Fund involves risks that are different in some respects from an investment in a fund which invests only in debt obligations of U.S. domestic issuers. Such risks may include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities held in the portfolio, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on securities in the portfolio.

REPURCHASE AGREEMENTS. In connection with entering into a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by an Underlying Fund or Portfolio, the Portfolio or Underlying Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Underlying Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the portfolio or Underlying Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities. A Portfolio or Underlying Fund will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including, the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio or Underlying Fund seek to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreements. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS. An Underlying Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, or for arbitrage transactions discussed below. In a reverse repurchase agreement, an Underlying Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. An Underlying Fund generally retains the right to interest and principal payments on the security. Since an Underlying Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, an Underlying Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time an Underlying Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). An Underlying Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Underlying Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Underlying Fund's obligation to repurchase the securities, and the Underlying Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act").

An Underlying Fund may also enter into mortgage dollar rolls, in which an Underlying Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an Underlying Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. An Underlying Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. When an Underlying Fund enters into a mortgage dollar roll, it will set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by an Underlying Fund.

The mortgage dollar rolls and reverse repurchase agreements entered into by the Underlying Funds may be used as arbitrage transactions in which an Underlying Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since an Underlying Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Adviser or a subadviser believes that such arbitrage transactions do not present the risks to the Underlying Funds that are associated with other types of leverage.

MORTGAGE AND ASSET-BACKED SECURITIES. Some of the Underlying Funds may purchase mortgage-backed securities and asset-backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying asses are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

Private lenders or government-related entities may also create mortgage loan pools offering mortgage-backed securities where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-backed securities are developed and offered to investors, an Underlying Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities. The market for privately issued mortgage and asset-backed securities is smaller and less liquid than the market for government sponsored mortgaged-backed securities.

The yield characteristics of mortgage and asset-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if an Underlying Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if an Underlying Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Underlying Fund at a premium also pose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as Ginnie Maes) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as Fannie Maes) which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (FHLMC) include FHLMC Mortgage Participation Certificates (also known as Freddie Macs or PCS). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH SECURITIES CMO's are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Other types of securities representing interests in a pool of mortgage loans are know as real estate mortgage investment conduits ("REMICs"). Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. REMICs, which have elected to be treated as such under the Internal Revenue Code, are private entities formed for the purpose of holding a fexed pool of mortgages secured by an interest in real property.Unless the Context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and of interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

An Underlying Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, was with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one

PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

STRIPPED MORTGAGE-BACKED SECURITIES. Some of the Underlying Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities (SMBS) are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid. SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions on an underlying pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Funds yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories by an NRSRO.

      Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

      In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with

Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. See "ADDITIONAL GENERAL TAX INFORMATION FOR ALL FUNDS" in this Statement of Additional Information.

      A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.


LOWER QUALITY (HIGH-RISK) SECURITIES. Some of the Underlying Funds have the authority to invest a limited portion of their assets in non-investment grade debt securities. Non-investment grade debt securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, an Underlying Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Underlying Fund's net asset value.

As previously stated, the value of a lower-quality or comparable unrated security will decrease in a rising interest rate market and, accordingly, so will the Underlying Fund's net asset value. If the Underlying Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Underlying Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Underlying Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Underlying Fund.

PAYMENT EXPECTATIONS. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Underlying Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Underlying Fund.

LIQUIDITY AND VALUATION. An Underlying Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities and therefore such securities may be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, an Underlying Fund's asset value and ability to dispose of particular securities, when necessary to meet an Underlying Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Underlying Fund to obtain accurate market quotations for purposes of valuing the Underlying Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

WARRANTS. Some of the Underlying Funds may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

SHORT SALES. Some of the Underlying Funds may from time to time sell securities short. A short sale is a transaction in which the Underlying Fund sells securities that it does not own (but has borrowed) in anticipation of a decline in the market price of the securities.

      In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

      A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

      In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

      A Fund may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.



RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES. Each Portfolio or Underlying Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. Each Portfolio does not currently intend to invest in illiquid securities. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

      Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

The Underlying Funds may also sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the fund. The assets used as cover for OTC options written by an Underlying Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      The applicable subadviser or adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. Some of the Underlying Funds may invest without limitation in securities purchased on a "when-issued" basis or purchased for delayed delivery (i.e., payment or delivery occurs beyond the normal settlement date at a stated price and yield). When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

When an Underlying Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Underlying Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such fund's commitment. It may be expected that the Underlying Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Underlying Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

LENDING PORTFOLIO SECURITIES. Some of the Underlying Funds may lend portfolio securities to brokers, dealers and other financial institutions, provided the Fund receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, an Underlying Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Underlying Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Underlying Fund to be the equivalent of cash. From time to time, the Underlying Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower;
(2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, the funds board of directors or trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Underlying Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

BORROWING. Some of the Underlying Funds may borrow money from banks, limited by any investment restrictions of such fund, and may engage in reverse repurchase agreements which may be considered a form of borrowing. Some of the borrowings by an Underlying Fund may be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

SECURITIES OF INVESTMENT COMPANIES. Up to 100% of a Portfolio's assets will be invested in the securities of other investment companies. As permitted by the 1940 Act, an Underlying Fund may be permitted to invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. Such Underlying Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Underlying Fund. Some of the countries in which an Underlying Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

BANK OBLIGATIONS. Bank obligations that may be purchased by an Underlying Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their Branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

FLOATING AND VARIABLE RATE INSTRUMENTS. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Underlying Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

Some of the demand instruments purchased by an Underlying Fund are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Underlying Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. An Underlying Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. An Underlying Fund's investment adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

An Underlying Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Underlying Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than an Underlying Fund's custodian subject to a subcustodian agreement approved by the Underlying Fund between that bank and the Underlying Fund's custodian.

      DERIVATIVE INSTRUMENTS. As discussed in its Prospectus, a number of the Underlying Funds may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts and swap agreements to hedge the Underlying Fund's portfolio or for risk management or for any other permissible purposes consistent with the Underlying Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

      Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.



The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC"). In addition, an Underlying Fund's ability to use these instruments will be limited by tax considerations.

SPECIAL RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

         (1) Successful use of most of these instruments depends upon an investment adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While an investment adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

         (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

         (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if an Underlying Fund entered into a short hedge because its investment adviser projected a decline in the price of a security in the Underlying Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, the Underlying Fund could suffer a loss.

         (4) As described below, an Underlying Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If an Underlying Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair an Underlying Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Underlying Fund sell a portfolio security at a disadvantageous time. An Underlying Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Underlying Fund.

OPTIONS. An Underlying Fund may purchase or write put and call options on securities, indices, and foreign currency, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable an Underlying Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Underlying Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by an Underlying Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Underlying Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by an Underlying Fund may include European-style options, which are only exercisable at expiration. This is in contrast to American-style options which are exercisable at any time prior to the expiration date of the option.

An Underlying Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, an Underlying Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, an Underlying Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Underlying Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

An Underlying Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Underlying Fund and the counter party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when an Underlying Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the Underlying Fund as well as the loss of any expected benefit of the transaction.

An Underlying Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Closing transactions can be made for OTC options only by negotiating directly with the counter party, or by a transaction in the secondary market if any such market exists. Although an Underlying Fund will generally enter into OTC options only with counter parties that are expected to be capable of entering into closing transactions with the Underlying Fund, there is no assurance that the Underlying Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, an Underlying Fund might be unable to close out an OTC option position at any time prior to its expiration.

If an Underlying Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Underlying Fund could cause material losses because the Underlying Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

An Underlying Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

Transactions using options (other than purchased options) expose an Underlying Fund to counter party risk. To the extent required by SEC guidelines, an Underlying Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Such Underlying Fund will set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of an Underlying Fund's assets to segregated accounts as a cover could impede portfolio management or the Underlying Fund's ability to meet redemption requests or other current obligations.

SPREAD TRANSACTIONS. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

FUTURES CONTRACTS. Some of the Underlying Funds may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. An Underlying Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. An Underlying Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. An Underlying Fund will engage in this strategy only when its investment adviser believes it is more advantageous to the Underlying Fund than is purchasing the futures contract.

To the extent required by regulatory authorities, an Underlying Fund will generally only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, an Underlying Fund realizes a gain; if it is more, the Underlying Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Underlying Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If an Underlying Fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by an Underlying Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Underlying Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Underlying Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Underlying Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of an Underlying Fund's obligations to or from a futures broker. When an Underlying Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when an Underlying Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Underlying Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although an Underlying Fund will only enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Underlying Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. An Underlying Fund will continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Underlying Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

FOREIGN CURRENCY-RELATED DERIVATIVE STRATEGIES - SPECIAL CONSIDERATIONS. An Underlying Fund may use options and futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which the Underlying Fund's securities are denominated. The Underlying Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Underlying Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

An Underlying Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Underlying Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which an Underlying Fund's investment adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, an Underlying Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, an Underlying Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Underlying Fund will normally purchase OTC options on foreign currency only when its investment adviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD CURRENCY CONTRACTS. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If an Underlying Fund retains the portfolio security and engages in an offsetting transaction, such fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, an Underlying Fund might need to purchase or sell foreign currencies in the spot
(cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

CURRENCY HEDGING. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of an Underlying Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect an Underlying fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Underlying Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of such fund's investments denominated in that currency over time.

A decline in the dollar value of a foreign currency in which an Underlying Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, an Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Underlying Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, an Underlying Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

An Underlying Fund's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Underlying Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. Underlying Funds may not generally position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

FOREIGN COMMERCIAL PAPER. Some of the Underlying Funds may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. An Underlying Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables the Underlying Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Generally an Underlying Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Underlying Fund believes that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BOND") AND DEFERRED PAYMENT SECURITIES. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. An Underlying Fund also may purchase PIK bonds. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of the Underlying Fund's limitation on investments in illiquid securities.



LOAN PARTICIPATIONS AND ASSIGNMENTS - Loan Participations typically will result in an Underlying Fund having a contractual relationship only with the lender, not with the borrower. An Underlying Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, an Underlying Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and an Underlying Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, an Underlying Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a

Participation, an Underlying Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. An Underlying Fund will acquire Loan Participations only if the lender interpositioned between the Underlying Fund and the borrower is determined by the Subadviser to be creditworthy. When an Underlying Fund purchases assignments from lenders, the Underlying Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

An Underlying Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Underlying Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Underlying Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

In valuing a Loan Participation or Assignment held by an Underlying Fund for which a secondary trading market exists, the Underlying Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Underlying Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender;
(ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

THE NATIONWIDE CONTRACT

      Each of the Portfolios (except the Aggressive Portfolio) currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at lest 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because of the guaranteed nature of the contract, the Funds will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, VMF believes that the stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

TEMPORARY DEFENSIVE POSITION. In response to economic, political or unusual market conditions, a Portfolio or an Underlying Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, a Portfolio or Underlying Fund may not meet its investment objectives and may miss potential market upswings.

NON-DIVERSIFIED STATUS. Each Portfolio is classified as non-diversified under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in securities of a single issuer. Each Portfolio's investments will be limited, however, in order to qualify as a "regulated investment company" for purposes of the Code. To qualify, a Portfolio will comply with certain requirements, including limiting its investments so that at the close of each quarter of its taxable year (a) not more than 25% of the market value of its total assets will be invested in the securities of a single issuer (other than U.S. government securities or securities of other regulated investment companies), and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer (other than U.S. government securities or securities of other regulated investment companies) and the Portfolio will not own more than 10% of the outstanding voting securities of a single issuer. Being non-diversified means that a Portfolio may invest a greater proportion of its assets in the obligations of a small number of issuers and, as a result, may be subject to greater risk with respect to Portfolio securities. To the extent that a Portfolio assumes large positions in the securities of a small number of issuers, its return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

PORTFOLIO TURNOVER.

The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The portfolio turnover rate for the years ended December 31, 2000 and 1999 are as follows:


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             FUND                                                          2000                      1999
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The Aggressive Portfolio                                                  49.68%                     29.81%
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The Moderately Aggressive Portfolio                                       52.40%                     25.88%
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The Moderate Portfolio                                                    58.26%                     25.63%
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The Moderately Conservative Portfolio                                     59.81%                     50.16%
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The Conservative Portfolio                                                91.91%                     84.11%
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INVESTMENT RESTRICTIONS

The following are the fundamental investment limitations for each of the Portfolios. These fundamental investment limitations cannot be changed without the authorization of the majority of the outstanding shares of the Portfolio for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

Each Portfolio:

1. May not borrow money or issue senior securities except that each Portfolio may enter into reverse repurchase agreements and may otherwise borrow money and issue Senior Securities as and to the extent permitted by the Investment Company Act of 1940 (the 1940 Act) or any rule, order of interpretation thereunder.

2. May not act as an underwriter of another issuers securities, except to the extent that the Portfolio may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

3. May not purchase or sell commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments, but this shall not prevent the Portfolio from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities.

4. May not lend any security or make any other loan except that each Portfolio may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies make time deposits with financial institutions and enter into repurchase agreements.

5. May not purchase or sell real estate except that each Portfolio may acquire real estate through ownership of securities or instruments, and may purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein) or instruments secured by real estate (including interests therein).

6. Each Portfolio may not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Portfolios total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Portfolios total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The following are non-fundamental operating policies for the Portfolios which may be changed by the Board of Trustees of the Trust without shareholder approval:

Each Portfolio may not:

1. Sell securities short, unless the Portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current roles and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling security short.

2. Purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

3. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities, including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a fund would suffer a loss on the sale of such securities.

4. Pledge, mortgage or hypothecate any assets owned by the Portfolio in excess of 331/3% of the Portfolio's total assets at the time of such pledging, mortgaging or hypothecating.

Notwithstanding the foregoing investment restrictions, the Underlying Funds in which the Portfolios invest have adopted investment restrictions which may be more or less restrictive than those listed above, thereby permitting an Underlying Fund to engage in investment strategies indirectly that it would be prohibited to engage in directly. The investment restrictions of an Underlying Fund are located in its Statement of Additional Information.

Pursuant to an exemptive order issued by the SEC (Investment Company Act Release No. 22981, Dec. 30, 1997), each Portfolio may (i) purchase more than 3% of the outstanding voting securities of a Nationwide fund, (ii) invest more than 5% of its asset in any one Nationwide fund and (iii) invest substantially all of its assets in the Nationwide funds.

Because of their investment objectives and policies, the Portfolios will each invest more than 25% of its assets in mutual funds. In accordance with the Portfolios investment policies as set forth in the Prospectus, each of the Portfolios may invest more than 25% of its assets in certain Nationwide funds. However, each of the Nationwide funds in which a Portfolio may invest will not concentrate more than 25% of its total assets in any one industry.

The investment objective of each Portfolio is to maximize total investment return (i.e., capital growth and income) subject to the investment restrictions and asset allocation policies described in the Portfolio's Prospectus. This investment objective is fundamental and cannot be changed without shareholder approval.

INSURANCE LAW RESTRICTIONS - In connection with the Trust's agreement to sell shares to the Accounts, the Adviser and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Portfolio of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If an Underlying Fund failed to comply with such restrictions or limitations, the Accounts would take appropriate action which might include ceasing to make investments in the Portfolio or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

MAJOR SHAREHOLDERS

As of April 12, 2001, separate accounts of Nationwide Life Insurance Company had shared voting and investment power over 99.9% of the Aggressive Portfolio's shares, 97.8% of the Moderately Aggressive Portfolio's shares, 97.8% of the Moderate Portfolio's shares, 97.6% of the Moderately Conservative Portfolio's shares, and 96.7% of the Conservative Portfolio's shares.

Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 is wholly-owned by Nationwide Financial Services, Inc. ("NFS"). NFS, a holding company has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

As of April 12, 2001, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

Trustees and Officers

The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

The principal occupation of the Trustees and Officers during the last five years, their ages and their affiliations are:

C. BRENT DEVORE, Trustee, Age 60
111 N. West Street, Westerville, Ohio 43081
Dr. DeVore is President of Otterbein College.

ROBERT M. DUNCAN, TRUSTEE, Age 73
1397 Haddon Road Columbus, Ohio 43209
Mr. Duncan is a member of the Ohio Elections Commission. He was formerly Secretary to the Board of Trustees of the Ohio State University. Prior to that, he was Vice President and General Counsel of The Ohio State University.

JOSEPH J. GASPER, TRUSTEE* AND CHAIRMAN, Age 56
One Nationwide Plaza Columbus, Ohio 43215
Mr. Gasper is Director, President and Chief Operating Officer for Nationwide Life and Annuity Insurance Company and Nationwide Life Insurance Company. Prior to that, he was Executive Vice President and Senior Vice President for the Nationwide Insurance Enterprise.

DR. THOMAS J. KERR, IV, TRUSTEE, Age 67
4890 Smoketalk Lane Westerville, Ohio 43081
Dr. Kerr is President Emeritus of Kendall College. He was formerly President of Grant Hospital Development Foundation.

DOUGLAS F. KRIDLER, TRUSTEE, Age 45
55 East State Street, Columbus, Ohio 43215
Mr. Kridler is President of Columbus Association for the Performing Arts.

ARDEN L. SHISLER, TRUSTEE*, Age 59
P.O. Box 267, Dalton, Ohio 44618
Mr. Shisler is President and Chief Executive Officer of K&B Transport, Inc., a trucking firm.

DAVID C. WETMORE, TRUSTEE, Age 52
11495 Sunset Hills Rd - Suite #210, Reston, Virginia 20190
Mr. Wetmore is the Managing Director of The Updata Capital, a venture capital firm.

ROBERT J. WOODWARD, JR., TRUSTEE*, Vice-Chairman, Age 56
One Nationwide Plaza Columbus, Ohio 43215
Mr. Woodward is Executive Vice President - Chief Investment Officer for Nationwide Life and Annuity Insurance Company and Nationwide Life Insurance Company.

GERALD J. HOLLAND, TREASURER, Age 49
1200 River Road, Conshohocken, Pennsylvania 19428
Mr. Holland is Senior Vice President - Operations for Villanova Capital. He was formerly Senior Vice President for First Data Investor Services, an investment company service provider.

KEVIN S. CROSSETT, SECRETARY, Age 40
One Nationwide Plaza, Columbus, Ohio 43215
Mr. Crossett is Vice President, Associate General Counsel for Villanova Capital, Inc. He was formerly Vice President, Senior Counsel and Director of Compliance for Merrill Lynch, Pierce, Fenner & Smith

------------

*    A Trustee who is an "interested person" of the Trust as defined in the 1940
     Act.

         DEVORE, DUNCAN, GASPER, KERR, KRIDLER, SHISLER AND WETMORE ARE ALSO TRUSTEES OF NATIONWIDE MUTUAL FUNDS AND NATIONWIDE SEPARATE ACCOUNT TRUST, WHICH ARE REGISTERED INVESTMENT COMPANIES IN THE NATIONWIDE FUND COMPLEX. HOLLAND AND CROSSETT ARE ALSO OFFICERS OF NATIONWIDE MUTUAL FUNDS AND NATIONWIDE SEPARATE ACCOUNT TRUST.

AFFILIATED PERSONS OF THE TRUST AND THE ADVISER

      Mr. Joseph J. Gasper, Trustee and Chairman of the Trust, is also Vice Chairman and director of Villanova SA Capital Trust's managing unitholder and President and Chief Operating Officer of NFS. Mr. Arden L. Shisler, Trustee of the Trust is also a Member of the Board of Directors of NFS and other Nationwide Insurance entities. Mr. Robert J. Woodward, Jr., Trustee and Vice-Chairman of the Trust, is also a director of the managing unitholder of Villanova SA Capital Trust.

      The Trust does not pay any fees to Officers or to Trustees who are considered "interested persons" of the Trust. The table below lists the aggregate compensation paid by the Trust to each disinterested Trustee during the fiscal year ended December 31, 2000, and the aggregate compensation paid to each disinterested Trustee during the fiscal year ended December 31, 2000 by all 70 registered investment series of Nationwide Mutual Funds, Nationwide Separate Account Trust or Nationwide Asset Allocation Trust (the "Nationwide Fund Complex").

      The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.


                               COMPENSATION TABLE
                       FISCAL YEAR ENDED DECEMBER 31, 2000

-------------------------------------------------------------------------------------------------------------------
                                                                                                        TOTAL
                                                                                                  COMPENSATION FROM
                                                                   AGGREGATE                       THE NATIONWIDE
                                                                 COMPENSATION                       FUND COMPLEX*
DISINTERESTED TRUSTEES                                          FROM THE TRUST                   INCLUDING THE TRUST
-------------------------------------------------------------------------------------------------------------------
Dr. John C. Bryant(1)                                               $ 2,250                           $ 14,250
-------------------------------------------------------------------------------------------------------------------
C. Brent DeVore                                                       2,250                             28,500
-------------------------------------------------------------------------------------------------------------------
Sue Doody(1)                                                          2,250                             14,250
-------------------------------------------------------------------------------------------------------------------
Robert M. Duncan                                                      2,250                             29,000
-------------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                                                        N/A                                N/A
-------------------------------------------------------------------------------------------------------------------
Dr. Thomas J. Kerr, IV                                                2,250                             28,500
-------------------------------------------------------------------------------------------------------------------
Douglas F. Kridler                                                    2,250                             29,000
-------------------------------------------------------------------------------------------------------------------
Arden L. Shisler                                                      2,250                             28,500
-------------------------------------------------------------------------------------------------------------------
David C. Wetmore                                                      2,250                             29,000
-------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.(2)                                              N/A                                N/A

------------
(1)  Dr. Bryan and Ms. Doody are no longer Trustees of the Trust.
(2)  Mr. Woodward was elected as a Trustee on _______________.
* The Fund Complex includes Trusts comprised of 70 investment company portfolios.

CALCULATING TOTAL RETURN

The Portfolios may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

All performance advertisements include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a Portfolio has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

The uniformly calculated average annual total returns for the one year period ended December 31, 2000, and the period from inception (January 20, 1998) to December 31, 2000, are shown below.


              FUND                                                      1 YEAR                      LIFE*
              -----                                                     ------                     ------
The Aggressive Portfolio                                                (6.02)%                    11.42%
The Moderately Aggressive Portfolio                                     (3.08)%                    10.69%
The Moderate Portfolio                                                  (1.94)%                     9.75%
The Moderately Conservative Portfolio                                    0.20%                      8.30%
The Conservative Portfolio                                               2.63%                      6.27%

------------

*    Commenced operations on January 20, 1998.


CODE OF ETHICS


      Federal law requires the Trust and its investment adviser to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust).


INVESTMENT ADVISORY AND OTHER SERVICES

Under the terms of the Investment Advisory and Administration Agreement dated January 19, 1998 as amended September 1, 1999, and subject to the supervision of the Trustees, Villanova SA Capital Trust ("VSA"), Three Nationwide Plaza, Columbus, Ohio 43215, oversees the investment of the assets of each of the Portfolios. VSA, a Delaware business trust, is a wholly owned subsidiary of Villanova Capital Inc., 97% of the common stock of which is held by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. Nationwide Corporation is a holding company in the Nationwide Insurance Enterprise. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

Subject to the supervision and direction of the Trust's Board of Trustees, VSA will determine how each Portfolio's assets will be invested in the Underlying Funds and the other permissible investments. VSA also provides various bookkeeping, accounting and administrative services, office space and equipment and the services of the officers of the Portfolios. Under the Investment Advisory and Administration Agreement, VSA has agreed to bear all expenses of the Portfolios other than the management fee and extraordinary expenses. Each Portfolio pays VSA a monthly fee at the annual rate of 0.50% of the Portfolio's average daily net assets.

Prior to September 1, 1999, Nationwide Advisory Services, Inc. ("NAS") served as the investment adviser and fund administrator to the Portfolios. Effective September 1, 1999, the investment advisory and fund administration services previously performed for the Portfolios by NAS were transferred to VSA, an affiliate of NAS. In addition, BISYS Fund Services Ohio, Inc. began performing certain fund administration services pursuant to a Sub-Administration Agreement also effective September 1, 1999. After the transfer, there was no change in the fees charged for investment advisory and fund administration services to each of the Portfolios.

For the years ended December 31, 2000 and 1999 and for the period from January 20, 1998 (commencement of operations) through December 31, 1998, NAS/VSA received fees in the following amounts: Aggressive Portfolio, $72,923, $41,473 and $18,470, respectively; Moderately Aggressive Portfolio, $70,824, $35,081 and $11,805, respectively; Moderate Portfolio, $61,124, $35,943 and $8,325, respectively; Moderately Conservative Portfolio, $22,308, $14,978 and $4,191; respectively; and Conservative Portfolio, $13,380, $16,045 and $3,353, respectively.

The Investment Advisory and Administration Agreement also specifically provides that VSA, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Investment Advisory and Administration Agreement will continue in effect only if its continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and in either case, by a majority of the Trustees who are not parties to the Investment Advisory and Administration Agreement or interested persons of any such party. The Investment Advisory and Administration Agreement terminates automatically if it is assigned. It may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not more than 60 days nor less than 30 days written notice. The Investment Advisory and Administration Agreement further provides that VSA may render services to others.

Villanova Mutual Fund Capital Trust, an affiliate of VSA, serves as investment adviser to each of the Nationwide funds and is responsible for the selection and management of the Nationwide funds' assets (VMF is assisted in this task by subadvisers for a number of Nationwide funds). Each Portfolio, as a shareholder in the Nationwide funds, will indirectly bear its proportionate share of any investment management fees and other expenses paid by the Nationwide funds.

BROKERAGE ALLOCATIONS

VSA is responsible for decisions to buy and sell securities and other investments for the Portfolios and no Portfolio will pay a sales load to buy the Underlying Funds; instead the Portfolio will purchase classes of Underlying Funds with no sales load or will use quantity discounts or waivers to avoid paying a sales load. Because the Portfolios may purchase short-term obligations as well as Underlying Funds and the Nationwide Contract, it will normally purchase these short term obligations on a "principal" rather than agency basis. This may be done through a dealer (e.g. securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

The primary consideration in portfolio security transactions is "best execution," i.e., execution at the most favorable prices and in the most effective manner possible. VSA always attempts to achieve best execution, and it has complete freedom as to the markets in and the broker-dealers through which it seeks this result. Subject to the requirement of seeking best execution, securities may be bought from or sold to broker-dealers who have furnished statistical, research, and other information or services to VSA. In placing orders with such broker-dealers, VSA will, where possible, take into account the comparative usefulness of such information. Such information is useful to VSA even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce VSA's normal research activities or expenses.


PURCHASES, REDEMPTIONS AND PRICING OF SHARES

Nationwide purchases shares of the Portfolios at their net asset value using purchase payments received on variable annuity contracts and variable life insurance polices issued by life insurance company separate accounts. These life insurance company separate accounts are funded by shares of the Trust.

All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Portfolio (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

The net asset value per share of the Portfolios is determined once daily, as of the close of the New York Stock Exchange (usually 4 P.M. eastern time) on each business day the New York Stock Exchange is open and on such days as the Board determines and on any other day in which there is sufficient trading in a Portfolio's portfolio securities to materially affect the net asset value of the Portfolio. The Portfolios will not compute net asset value on customary national business holidays, including the following: Christmas, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving.

The offering price of a Portfolio for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the net asset value at the close of the Exchange. For orders placed after the close of the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon net asset value at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The net asset value per share is calculated by adding the value of all securities and other assets of a Portfolio, deducting its liabilities, and dividing by the number of shares outstanding. Shares of the Underlying Funds purchased by a Portfolio are valued as of the last net asset value calculated for such Portfolios. Securities and other assets, for which such market prices are unavailable, are valued at fair value as determined by the Trustees.

A life insurance company separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contract or variable life insurance policy. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by VSA.

The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES - The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Portfolio and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. The Trust reserves the right to create and issue a number of series or classes of shares. In that case, the shares of each series or class would participate equally in the earnings, dividends, and assets of the particular series or class, but shares of all series would vote together in the election of Trustees. Upon liquidation of a Portfolio, shareholders are entitled to share pro rata in the net assets of such Portfolio available for distribution to shareholders.

VOTING RIGHTS - Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the investment advisory and administration agreement, fundamental investment objectives, investment policies, investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of investment objectives, policies and restrictions or the approval of an investment advisory agreement, the right to vote is limited to the holders of shares of the particular class fund affected by the proposal.

To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the SEC that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.


SHAREHOLDER INQUIRIES - All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Statement of Additional Information.


TAX STATUS

Election to be taxed as a regulated investment company. Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund that has been in existence more than one year has qualified as a regulated investment company for its most recent fiscal year and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

Diversification requirements. Each Fund intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

OTHER TAX CONSEQUENCES

Investments in Underlying Fund. Distributions of an Underlying Fund's investment company taxable income are taxable as ordinary income to a Portfolio which invests in the Portfolio. Distributions of the excess of an Underlying Fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends", are taxable as long-term capital gain to a Portfolio which invests in the Underlying Fund, regardless of how long the Portfolio held the Underlying Fund's shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a Portfolio of shares of any Underlying Fund, the Portfolio generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the Portfolio's holding period for the shares.

Investment in complex securities. Each Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities.

TAX CONSEQUENCES TO SHAREHOLDERS

     Since shareholders of the Portfolios will be the Accounts, no discussion is included herein as to the Federal income tax consequences at the level of the holders of the Policies. For information concerning the Federal income tax consequences to such holders, see the Prospectuses for such Policies.

CUSTODIAN

     The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, OH 45263, is the Custodian for the Trust and makes all receipts and disbursements under a Custodian Agreement. The Custodian has no managerial or policy making functions for the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Nationwide Investors Services, Inc. ("NIS"), 1200 River Road, Conshohocken, Pennsylvania 19428, is the Transfer Agent and Dividend Disbursing Agent for the Trust. NIS is a wholly-owned subsidiary of VSA.

LEGAL COUNSEL

     Stradley Ronon Stevens & Young, LLP, 2600 Commerce Square, Philadelphia, PA 19103, serves as the Trust's legal counsel.

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, Ohio 43215, serves as independent accountants for the Trust.

FINANCIAL STATEMENTS

         The Report of Independent Accountants and Financial Statements of the Portfolios for the year ended December 31, 2000 are incorporated by reference to the Trust's Annual Report. Copies of the Annual Report and Semi-Annual Report are available without charge upon request by writing the Trust or by calling toll free 1-800-848-0920.

                                   APPENDIX A

                                  BOND RATINGS

                         STANDARD & POOR'S DEBT RATINGS

  A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

  The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

  The ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     2.   Nature of and provisions of the obligation.

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

  AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

  Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

  B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

  CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

  CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

  C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

  D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

  Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such Bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                              FITCH'S BOND RATINGS

  Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+'.

     A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ('BB' to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.

     BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C        Bonds are in imminent default in payment of interest or principal.

     DDD,     Bonds are in default on interest and/or principal payments. Such
     DD       bonds are extremely speculative and should be valued on the basis
     and D    of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery of these bonds, and 'D' represents the lowest potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Factors such as liquidity of the issuer, long-term debt ratings, reliability and quality of management, and earning and cost flows are considered by Standard & Poor's when assigning these ratings.

  Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

     A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

     A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

     C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

     D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

     The following criteria will be used in making the assessment:

     1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

     2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

                        MOODY'S COMMERCIAL PAPER RATINGS

  The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the 1933 Act.

  Moody's commercial paper ratings are opinions on the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's does not represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternative liquidity.

     Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated PRIME-3 (or relates supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

                              MOODY'S NOTE RATINGS

MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

  The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     F-1+ (Exceptionally Strong Credit Quality) Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 (Very Strong Credit Quality) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

     F-2 (Good Credit Quality) Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

     F-3 (Fair Credit Quality) Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

     F-S (Weak Credit Quality) Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     D (Default) Issues assigned this rating are in actual or imminent payment default.

     LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                          THOMSON'S SHORT-TERM RATINGS

  The Thomson Short-Term Ratings apply, unless otherwise noted, to unsubordinated instruments of the rated entities with a maturity of one year or less, including deposits, bank notes, bankers' acceptances, federal funds, letters of credit, commercial paper and other obligations comparable in priority and security to those specifically listed herein. These ratings do not consider any collateral or security as the basis for the rating, although some of the securities may in fact have collateral. Further, these ratings do not incorporate consideration of the possible sovereign risk associated with a foreign deposit (defined as a deposit taken in a branch outside the country in which the rated entity is headquartered) of the rated entity. Thomson Short-Term Ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

     TBW-1 The highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 The second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                                     PART C

OTHER INFORMATION

ITEM 23. EXHIBITS

(a) Declaration of Trust previously filed with the Trust's Registration Statement on January 15, 1998, and is hereby incorporated by reference.

(b) Bylaws previously filed with the Trust's Registration Statement on January 15, 1998, and is hereby incorporated by reference.

(c)     Not Applicable.

(d) Investment Advisory Agreement previously filed with the Trust's original Registration Statement and is hereby incorporated by reference.

(e)     Not applicable.

(f)     Not applicable.

(g) Custody Agreement previously filed with the Trust's original Registration Statement and is hereby incorporated by reference.

(h)     Not applicable.

(i) Opinion of Counsel, previously filed with the Trust's original Registration Statement and is hereby incorporated by reference.

(j) Consent of PriceWaterhouseCoopers, Independent Auditors (filed herewith).

(k)     Not applicable.

(l)     Not applicable.

(m)     Not applicable.

(n)     Not applicable.

(o)     Not applicable.


(p)(1) Code of Ethics for Nationwide Family of Funds previously filed with Post-Effective Amendment to the Registration Statement and herein incorporated by reference.

(p)(2) Code of Ethics for Villanova Mutual Fund Capital Trust and Villanova SA Capital Trust previously filed with Post-Effective Amendment to the Registration Statement and herein incorporated by reference.

(p)(3) Code of Ethics for Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment to the Registration Statement and herein incorporated by reference.


(q)(1)   Power of Attorney dated July 26, 2000 filed herewith.


(q)(2) Power of Attorney dated February 7, 2000 previously filed with Post-Effective Amendment to the Registration Statement and herein incorporated by reference.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
         WITH REGISTRANT

         No person is presently controlled by or under common control with Registrant.


ITEM 25. INDEMNIFICATION

         Indemnification provisions for officers, directors and employees of Registrant are set forth in Article V, Section 5.2 of the Declaration of Trust. In addition, Section 1743.13 of the Ohio Revised Code provides that no liability to third persons for any act, omission or obligation shall attach to the trustees, officers, employees or agents of a business trust organized under Ohio statutes. The trustees are also covered by an errors and omissions policy provided by the Trust covering actions taken by the trustees in their capacity as trustee. See Item 24(b)1 above.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) Villanova SA Capital Trust ("VSA") is the investment adviser of the Trust. The Directors of Villanova Capital, Inc., VSA's managing unit holder, and the officers of VSA are as follows.


        Joseph J. Gasper               Director and President and  Chief Operating Officer
                                       Nationwide Life Insurance Company
                                       Nationwide Life and Annuity Insurance Company
                                       Nationwide Financial Services, Inc.

                                       Director and Chairman of the Board
                                       National Deferred Compensation, Inc.
                                       Nationwide Investment Services Corporation

                                       Director and Vice Chairman
                                       ALLIED Group Merchant Banking Corporation
                                       Nationwide Global Holdings, Inc.
                                       Nationwide Retirement Solutions, Inc.
                                       Neckura Life Insurance Company
                                       Villanova Capital, Inc.
                                       North Pointe Capital, LLC

                                       Vice Chairman
                                       Villanova Mutual Fund Capital Trust
                                       Villanova SA Capital Trust
                                       Director and President
                                       Nationwide Advisory Services, Inc.
                                       Nationwide Financial Services (Bermuda) Ltd.


                                       Nationwide Indemnity Company
                                       PanEurolife

                                       Trustee and Chairman
                                       Nationwide Asset Allocation Trust
                                       Nationwide Separate Account Trust


        Dennis W. Click



        Paul J. Hondros                Director and Chairman
                                       Nationwide Advisory Services, Inc.
                                       Nationwide Investors Services, Inc.

                                       President and Chief Executive Officer
                                       Villanova Capital, Inc.
                                       Villanova Mutual Fund Capital Trust
                                       Villanova SA Capital Trust
                                       North Pointe Capital, LLC
                                       Villanova Global Asset Management Trust

                                       Director and Vice Chairman

                                       Morley Financial Services, Inc.

        W.G. Jurgensen

                                       Chief Executive Officer and Director
                                       Nationwide Mutual Insurance Company
                                       Nationwide Mutual Fire Insurance Company
                                       Nationwide General Insurance Company
                                       Nationwide Property and Casualty Insurance
                                         Company
                                       Nationwide Life Insurance Company
                                       Nationwide Life and Annuity Insurance Company
                                       Villanova Capital, Inc.



        Robert A. Oakley               Executive Vice President-Chief Financial Officer
                                       Nationwide Mutual Insurance Company
                                       Nationwide Mutual Fire Insurance Company
                                       Nationwide General Insurance Company
                                       Nationwide Property and Casualty Insurance
                                         Company
                                       Nationwide Life Insurance Company
                                       Nationwide Life and Annuity Insurance Company
                                       Nationwide Financial Services, Inc.
                                       Nationwide Investment Services Corporation
                                       Scottsdale Indemnity Company
                                       Scottsdale Insurance Company
                                       Scottsdale Surplus Lines Insurance Company
                                       Villanova Mutual Fund Capital Trust
                                       Villanova SA Capital Trust
                                       North Pointe Capital, LLC

                                       Director and Chairman of the Board

                                       Neckura Insurance Company
                                       Neckura Life Insurance Company

                                       Executive Vice President-Chief Financial Officer
                                         and Director
                                       ALLIED Group Merchant Banking Corporation
                                       ALLIED Group Mortgage Company
                                       ALLIED Property and Casualty Insurance Company
                                       CalFarm Insurance Agency
                                       Western Heritage Insurance Company
                                       Nationwide Global Holdings, Inc.
                                       Nationwide Advisory Services, Inc.
                                       Villanova Capital, Inc.

                                       Director and Vice Chairman
                                       Leben Direkt Insurance Company
                                       Neckura General Insurance Company

                                       Director
                                       Gates, McDonald & Company
                                       Morley Financial Services,  Inc.
                                       NGH Luxembourg, S.A.
                                       PanEurolife


        Susan A. Wolken                Senior Vice President - Life Company  Operations
                                       Nationwide Mutual Insurance Company
                                       Nationwide Mutual Fire Insurance Company

                                       Nationwide Property and
                                         Casualty Insurance Company
                                       Nationwide Life Insurance Company
                                       Nationwide Life and Annuity
                                         Insurance Company
                                       Nationwide Financial Services, Inc.

                                       Villanova Capital, Inc.


        Robert J. Woodward, Jr.        Executive Vice President-Chief Investment
                                         Officer
                                       Nationwide Mutual Insurance Company
                                       Nationwide Mutual Fire Insurance Company
                                       Nationwide General Insurance Company
                                       Nationwide Property and Casualty Insurance
                                         Company
                                       Nationwide Life Insurance Company
                                       Nationwide Life and Annuity Insurance Company
                                       ALLIED Group, Inc.
                                       ALLIED Group Insurance Marketing Company
                                       ALLIED Group Merchant Banking Corporation

                                       ALLIED Property and Casualty Insurance Company
                                       Western Heritage Insurance Company
                                       Colonial County Mutual Insurance Company
                                       Farmland Mutual Insurance Company
                                       Gates, McDonald & Company
                                       Nationwide Financial Services, Inc.
                                       Nationwide Retirement Solutions, Inc.
                                       Villanova Mutual Fund Capital Trust
                                       Villanova SA Capital Trust

                                       Director
                                       Morley Financial Services, Inc.
                                       Nationwide Global Holdings, Inc.
                                       Nationwide Investors Services, Inc.






                                       Director and Executive Vice President-Chief
                                         Investment Officer
                                       Gates, McDonald & Company
                                       Nationwide Advisory Services, Inc.
                                       Villanova Capital, Inc.

                                       Director, Vice Chairman and Executive Vice
                                         President-Chief Investment Officer
                                       ALLIED Group Mortgage Company

                                       Trustee and Vice Chairman
                                       Nationwide Asset Allocation Trust
                                       Nationwide Separate Account Trust

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:



Farmland Mutual Insurance Company
Nationwide Agribusiness Insurance Company
1963 Bell Avenue
Des Moines, Iowa 50315-1000

Colonial Insurance Company of Wisconsin
One Nationwide Plaza
Columbus, Ohio 43215

Scottsdale Insurance Company
8877 North Gainey Center Drive
P.O. Box 4110
Scottsdale, Arizona 85261-4110

National Casualty Company
P.O. Box 4110
Scottsdale, Arizona 85261-4110

Lone Star General Agency, Inc.
P.O. Box 14700
Austin, Texas 78761

Auto Direkt Insurance Company
Columbus Insurance Brokerage and Service, GMBH
Leben Direkt Insurance Company
Neckura Holding Company
Neckura Insurance Company
Neckura Life Insurance Company
John E. Fisher Str. 1
61440 Oberursel/Ts.
Germany

Nationwide Retirement Solutions, Inc.
Two Nationwide Plaza
Columbus, Ohio 43215

Nationwide Advisory Services, Inc.
Nationwide Investors Services, Inc.
Three Nationwide Plaza,
Columbus, Ohio 43215

Morley Financial Services, Inc.
5665 S.W. Meadows Rd., Suite 400

Lake Oswego, Oregon  97035



ITEM 27. PRINCIPAL UNDERWRITERS

        (a)  Not applicable
        (b)  Not applicable
        (c)  Not applicable


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


        Villanova Capital, Inc.
        1200 River Road
        Conshohocken, Pennsylvania 19428

        Columbus, OH 43215



ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this 1st day of May, 2001.

                                           NATIONWIDE ASSET ALLOCATION TRUST

                                           By: /s/ Gerald J. Holland
                                              ----------------------------
                                              Gerald J. Holland, Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 4 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE FIRST DAY OF MAY, 2001.

Signature & Title
-----------------
Principal Executive Officer

/s/ Joseph J. Gasper*
----------------------------
Joseph J. Gasper, Trustee and Chairman

Principal Accounting and Financial Officer

/s/ Gerald J. Holland
----------------------------
Gerald J. Holland, Treasurer

/s/ C. Brent DeVore*
----------------------------
C. Brent DeVore, Trustee

/s/ Robert M. Duncan*
----------------------------
Robert M. Duncan, Trustee

/s/ Thomas J. Kerr*
----------------------------
Thomas J. Kerr, IV, Trustee

/s/ Douglas F. Kridler*
----------------------------
Douglas F. Kridler, Trustee

/s/ Arden L. Shisler*
----------------------------
Arden L. Shisler, Trustee

/s/ David C. Wetmore*
----------------------------
David C. Wetmore, Trustee

*BY: /s/ Kevin S. Crossett
    -----------------------------------
    Kevin S. Crossett, Attorney-In Fact